UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of March 31, 2014 (Unaudited)

ASG Diversifying Strategies Fund

Principal Amount	Description	Value (†)
Short-Term Investments – 81.4% of Net Assets
	Certificates of Deposit – 53.9%
$1,200,000	Canadian Imperial Bank, 0.010%, 4/01/2014	$1,200,000
900,000	Credit Agricole, 0.100%, 4/01/2014	900,000
1,000,000	Royal Bank of Canada, 0.010%, 4/01/2014	1,000,000
1,000,000	BNP Paribas, 0.110%, 4/07/2014	1,000,000
1,000,000	Industrial & Commercial Bank of China, 0.400%, 4/24/2014	1,000,000
1,000,000	Norinchukin Bank, 0.256%, 5/14/2014(b)	1,000,001
1,000,000	National Bank of Kuwait, 0.270%, 5/15/2014	1,000,100
1,000,000	Deutsche Bank A.G., 0.230%, 5/29/2014	1,000,000
900,000	Bank of Montreal (IL), 0.244%, 7/28/2014(b)(c)	900,223
800,000	Skandinaviska Enskilda Banken (NY), 0.230%, 8/08/2014	799,942
2,000,000	Bank of Tokyo—Mitsubishi UFJ (NY), 0.338%, 8/11/2014(b)(c)	2,000,036
1,000,000	Toronto Dominion Bank, 0.250%, 10/10/2014	1,000,374
500,000	Westpac Banking Corp. (NY), 0.290%, 11/06/2014	500,182
800,000	Bank of Nova Scotia (TX), 0.250%, 11/12/2014(f)	800,000
1,000,000	Sumitomo Mitsui Bank (NY), 0.360%, 12/05/2014(c)	1,000,274
500,000	Societe Generale S.A., 0.283%, 2/02/2015(b)(d)	499,921
2,000,000	China Construction Bank Corp. (NY), 0.406%, 7/20/2015(b)(d)	2,000,000

		17,601,053

	Financial Company Commercial Paper – 15.6%
400,000	ING (U.S.) Funding LLC, 0.200%, 4/01/2014(e)	399,999
600,000	ING (U.S.) Funding LLC, 0.205%, 4/14/2014(e)	599,975
600,000	Barclays U.S. Funding, 0.150%, 5/05/2014(e)	599,920
500,000	Barclays U.S. Funding, 0.180%, 5/05/2014(e)	499,934
1,000,000	Oversea-Chinese Banking Corp. Ltd., 0.180%, 5/19/2014(e)	999,765
1,000,000	General Electric Capital Corp., 0.180%, 6/10/2014(c)(e)	999,848
1,000,000	Dexia Credit Local S.A. (NY), 0.230%, 7/08/2014(c)(e)	999,469

		5,098,910

Principal Amount	Description	Value (†)
	Other Notes – 6.1%
$2,000,000	Wells Fargo, 0.325%, 4/20/2015(b)	$2,000,400

	Commercial Paper – 5.8%
900,000	Cofco Capital Corp., (Credit Support: Rabobank), 0.180%, 4/17/2014(e)	899,928
1,000,000	Vermont Economic Development Authority, (Credit Support: JPMorgan Chase), 0.200%, 5/09/2014	1,000,020

		1,899,948

	Total Short-Term Investments (Identified Cost $26,598,540)	26,600,311

	Total Investments – 81.4% (Identified Cost $26,598,540)(a)	26,600,311
	Other assets less liabilities – 18.6%	6,098,145

	Net Assets – 100.0%	$32,698,456

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Diversifying Strategies Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2014, the value of the Fund’s investment in the Subsidiary was $2,873,290, representing 8.8% of the Fund’s net assets.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At March 31, 2014, the net unrealized appreciation on short-term investments based on a cost of $26,598,540 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,909
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(138)

Net unrealized appreciation	$1,771

Only short-term obligations purchased with an original or remaining maturity of more than sixty days are valued at other than amortized cost.

(b)	Variable rate security. Rate as of March 31, 2014 is disclosed.
(c)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(d)	Security payable on demand at par including accrued interest.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At March 31, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy	6/18/2014	Australian Dollar	2,800,000	$2,583,103	$70,498
Buy	6/18/2014	British Pound	62,500	104,137	64
Sell	6/18/2014	British Pound	312,500	520,684	(1,351)
Buy	6/18/2014	Canadian Dollar	700,000	632,039	4,184
Sell	6/18/2014	Canadian Dollar	100,000	90,291	(337)
Buy	6/18/2014	Euro	250,000	344,372	(2,340)
Sell	6/18/2014	Euro	625,000	860,931	5,083
Sell	6/18/2014	Euro	125,000	172,186	(103)
Buy	6/18/2014	Japanese Yen	37,500,000	363,467	(5,916)
Sell	6/18/2014	Japanese Yen	25,000,000	242,311	2,485
Sell	6/18/2014	Japanese Yen	100,000,000	969,244	(98)
Buy	6/18/2014	New Zealand Dollar	3,700,000	3,191,125	73,808
Sell	6/18/2014	New Zealand Dollar	200,000	172,493	(155)
Buy	6/18/2014	Norwegian Krone	6,000,000	999,060	(6,100)
Buy	6/18/2014	Singapore Dollar	250,000	198,753	1,209
Sell	6/18/2014	Singapore Dollar	125,000	99,376	(159)
Buy	6/18/2014	Swiss Franc	125,000	141,482	(2,125)
Sell	6/18/2014	Swiss Franc	1,125,000	1,273,341	7,976

Total					$146,623

[1]	Counterparty is UBS AG.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2014, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX-Index®	4/17/2014	2	$222,353	$6,392
ASX SPI 200™	6/19/2014	2	250,074	3,339
DAX	6/20/2014	1	330,171	8,834
E-mini Dow	6/20/2014	45	3,683,925	62,955
E-mini NASDAQ 100	6/20/2014	56	4,016,600	(66,900)
Euro Schatz	6/06/2014	108	16,428,223	(14,879)
FTSE/JSE Top 40 Index	6/19/2014	16	659,210	15,833
German Euro BOBL	6/06/2014	21	3,627,034	2,315
Mini-Russell 2000	6/20/2014	73	8,544,650	(20,355)
Nikkei 225™	6/12/2014	1	143,681	3,682
OMXS30®	4/16/2014	44	918,777	22,264
S&P/TSX 60 Index	6/19/2014	3	443,962	(2,551)
UK Long Gilt	6/26/2014	1	182,603	(1,184)
2 Year U.S. Treasury Note	6/30/2014	81	17,784,562	(20,250)
3 Year Australia Government Bond	6/16/2014	30	3,015,800	1,011
5 Year U.S. Treasury Note	6/30/2014	17	2,022,203	(9,828)
10 Year Japan Government Bond	6/11/2014	15	21,017,294	(13,661)
10 Year U.S. Treasury Note	6/19/2014	311	38,408,500	(50,719)
30 Year U.S. Treasury Bond	6/19/2014	5	666,094	5,469

Total				$(68,233)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude Oil	4/15/2014	5	$538,800	$(3,900)
Cotton	5/07/2014	19	888,440	34,305
Gas Oil	5/12/2014	2	179,000	—
Gasoline	4/30/2014	9	1,102,966	4,288
Natural Gas	4/28/2014	1	43,710	(530)
New York Harbor ULSD	4/30/2014	2	246,103	2,134
Soybean	5/14/2014	27	1,976,400	170,300
Soybean Meal	5/14/2014	42	2,013,060	182,190
Soybean Oil	5/14/2014	10	242,520	(13,080)
WTI Crude Oil	4/22/2014	9	914,220	32,760

Total				$408,467

At March 31, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
CAC 40®	4/17/2014	33	$1,996,255	$(61,147)
CBOE SPX Volatility Index	4/15/2014	63	954,450	47,880
E-mini S&P 500®	6/20/2014	81	7,551,630	(24,390)
FTSE MIB	6/20/2014	2	294,817	(7,508)
FTSE 100 Index	6/20/2014	9	981,810	(8,027)
German Euro Bund	6/06/2014	137	27,061,253	(21,629)
Hang Seng Index®	4/29/2014	26	3,710,694	(30,001)
IBEX 35	4/17/2014	4	568,363	(17,772)
MSCI Singapore	4/29/2014	63	3,579,967	(100,668)
MSCI Taiwan Index	4/29/2014	61	1,905,030	(56,425)
S&P CNX Nifty Futures Index	4/23/2014	118	1,593,944	(23,600)
TOPIX	6/12/2014	2	233,106	4,224
10 Year Australia Government Bond	6/16/2014	31	3,321,937	(16,929)
10 Year Canada Government Bond	6/19/2014	5	587,653	905

Total				$(315,087)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/18/2014	6	$267,113	$(3,749)
Coffee	5/19/2014	1	66,712	5,119
Copper High Grade	5/28/2014	3	226,912	10,325
Copper LME	6/18/2014	1	166,237	688
Corn	5/14/2014	10	251,000	(20,213)
Gold	6/26/2014	1	128,380	660
Nickel LME	6/18/2014	1	95,400	(3,420)
Sugar	4/30/2014	12	238,829	(23,251)
Wheat	5/14/2014	7	244,038	(36,113)
Zinc LME	6/18/2014	4	198,200	3,794

Total				$(66,160)

[2]	Commodity futures are held by ASG Diversifying Strategies Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$26,600,311	$—	$26,600,311
Forward Foreign Currency Contracts (unrealized appreciation)	—	165,307	—	165,307
Futures Contracts (unrealized appreciation)	631,666	—	—	631,666

Total	$631,666	$26,765,618	$—	$27,397,284

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(18,684)	$—	$(18,684)
Futures Contracts (unrealized depreciation)	(672,679)			(672,679)

Total	$(672,679)	$(18,684)	$—	$(691,363)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended March 31, 2014, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time rather than track the performance of any particular index. The Fund uses multiple quantitative investment models and strategies, each of which has an absolute return objective and may involve a broad range of market exposures. These market exposures, which are expected to change over time, may include exposures to the returns of equity and fixed income securities, currencies and commodities. Under normal market conditions, the Fund will make extensive use of a variety of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategies while also adding value through volatility management and correlation management. During the period ended March 31, 2014, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies and commodities (through investments in the Subsidiary), to capture the exposures suggested by the quantitative investment models. The Fund also used short contracts on U.S. and foreign equity market indices to hedge correlation to the global equity markets.

The following is a summary of derivative instruments for the Fund as of March 31, 2014:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$165,307	$—	$165,307

Total over-the-counter asset derivatives	$165,307	$—	$165,307

Exchange traded asset derivatives
Interest rate contracts	$—	$9,700	$9,700
Equity contracts	—	175,403	175,403
Commodity contracts	—	446,563	446,563

Total exchange traded asset derivatives	$—	$631,666	$631,666

Total asset derivatives	$165,307	$631,666	$796,973

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(18,684)	$—	$(18,684)

Total over-the-counter liability derivatives	$(18,684)	$—	$(18,684)

Exchange traded liability derivatives
Interest rate contracts	$—	$(149,079)	$(149,079)
Equity contracts	—	(419,344)	(419,344)
Commodity contracts	—	(104,256)	(104,256)

Total exchange traded liability derivatives	$—	$(672,679)	$(672,679)

Total liability derivatives	$(18,684)	$(672,679)	$(691,363)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of March 31, 2014, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. Cash or securities held at or pledged to counterparties for initial/variation margin for future contracts or as collateral for over-the-counter derivatives may be subject to bankruptcy court proceedings. As of March 31, 2014, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including cash held at or pledged to counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $5,130,213 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $5,111,529.

Investment Summary at March 31, 2013 (Unaudited)

Certificates of Deposit	53.9%
Financial Company Commercial Paper	15.6
Other Notes	6.1
Commercial Paper	5.8

Total Investments	81.4
Other assets less liabilities (including open forward foreign currency and futures contracts)	18.6

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of March 31, 2014 (Unaudited)

ASG Global Alternatives Fund

Principal Amount	Description	Value (†)
Short-Term Investments – 93.1% of Net Assets
	Certificates of Deposit – 72.7%
$43,950,000	Royal Bank of Canada, 0.010%, 4/01/2014	$43,950,000
125,000,000	Canadian Imperial Bank, 0.010%, 4/01/2014	125,000,000
125,000,000	Abbey National, 0.050%, 4/01/2014	125,000,000
120,000,000	Credit Agricole, 0.100%, 4/01/2014	120,000,000
3,000,000	China Construction Bank Corp. (NY), 0.650%, 4/01/2014	3,000,000
20,000,000	National Bank of Kuwait, 0.155%, 4/03/2014	20,000,010
115,000,000	BNP Paribas, 0.110%, 4/07/2014	115,000,000
40,000,000	China Construction Bank Corp. (NY), 0.250%, 4/07/2014	40,000,000
65,000,000	Agricultural Bank of China, 0.430%, 4/07/2014	65,003,445
20,000,000	Industrial & Commercial Bank of China, 0.550%, 4/11/2014	20,002,380
15,000,000	China Construction Bank Corp. (NY), 0.400%, 4/14/2014	15,001,395
25,000,000	Bank of Montreal (IL), 0.220%, 4/16/2014	25,001,450
40,000,000	Industrial & Commercial Bank of China, 0.400%, 4/24/2014	40,000,000
30,000,000	Sumitomo Mitsui Bank (NY), 0.210%, 5/09/2014(b)	30,000,660
15,500,000	Industrial & Commercial Bank of China, 0.400%, 5/09/2014	15,503,519
50,000,000	Norinchukin Bank, 0.256%, 5/14/2014(c)	50,000,036
100,000,000	National Bank of Kuwait, 0.270%, 5/15/2014	100,010,000
50,000,000	Norinchukin Bank, 0.220%, 5/29/2014	50,003,300
100,000,000	Deutsche Bank A.G., 0.230%, 5/29/2014	100,000,000
25,000,000	Credit Suisse, 0.250%, 6/09/2014	25,002,900
24,500,000	Nordea Bank Finland (NY), 0.155%, 6/11/2014	24,498,775
50,000,000	Skandinaviska Enskilda Banken (NY), 0.200%, 6/27/2014(b)	50,002,450
70,000,000	Oversea-Chinese Banking Corp. Ltd., 0.200%, 7/07/2014	70,001,890
70,000,000	Bank of Montreal (IL), 0.244%, 7/28/2014(b)(c)	70,017,360
50,000,000	Skandinaviska Enskilda Banken (NY), 0.230%, 8/08/2014	49,996,400
75,000,000	Bank of Tokyo—Mitsubishi UFJ (NY), 0.338%, 8/11/2014(c)(f)	75,001,349

Principal Amount	Description	Value (†)
	Certificates of Deposit – continued
$25,000,000	Westpac Banking Corp. (NY), 0.245%, 8/15/2014(c)	$25,006,675
99,650,000	Toronto Dominion Bank, 0.250%, 10/10/2014	99,687,269
45,000,000	National Australia Bank, 0.225%, 10/23/2014(c)(f)	45,007,965
75,000,000	Westpac Banking Corp. (NY), 0.290%, 11/06/2014(f)	75,027,375
100,000,000	Bank of Nova Scotia (TX), 0.250%, 11/12/2014	100,000,000
50,000,000	Rabobank Nederland, 0.280%, 11/13/2014	50,005,950
70,000,000	Sumitomo Mitsui Bank (NY), 0.360%, 12/05/2014(f)	70,019,180
50,000,000	Societe Generale S.A., 0.283%, 2/02/2015(c)(d)	49,992,050
25,000,000	China Construction Bank Corp. (NY), 0.406%, 7/20/2015(c)(d)	25,000,000

		2,006,743,783

	Financial Company Commercial Paper – 14.6%
24,600,000	ING (U.S.) Funding LLC, 0.200%, 4/01/2014(e)	24,599,951
50,000,000	ING (U.S.) Funding LLC, 0.205%, 4/14/2014(e)	49,997,900
39,800,000	Societe Generale North America, 0.100%, 5/02/2014(e)	39,796,572
100,000,000	Barclays U.S. Funding, 0.180%, 5/05/2014(e)	99,986,700
30,000,000	Oversea-Chinese Banking Corp. Ltd., 0.180%, 5/19/2014(e)	29,992,950
50,000,000	General Electric Capital Corp., 0.180%, 6/10/2014(e)(f)	49,992,400
75,000,000	Dexia Credit Local S.A. (NY), 0.230%, 7/08/2014(e)	74,960,175
35,000,000	Dexia Credit Local S.A. (NY), 0.280%, 9/18/2014(e)	34,956,110

		404,282,758

	Commercial Paper – 4.2%
30,000,000	Shagang South-Asia (Hong Kong) Trading Co. Ltd., (Credit Support: Bank of China), 0.370%, 4/07/2014(e)	29,998,150
53,600,000	Cofco Capital Corp., (Credit Support: Rabobank), 0.180%, 4/17/2014(e)	53,595,712
32,750,000	Vermont Economic Development Authority, (Credit Support: JPMorgan Chase), 0.200%, 5/09/2014	32,750,655

		116,344,517

	Other Notes – 1.6%
20,000,000	JP Morgan Chase Bank NA, Series 1, 0.354%, 4/07/2015(c)	20,000,000
25,000,000	Wells Fargo, 0.325%, 4/20/2015(c)	25,005,000

		45,005,000

	Total Short-Term Investments (Identified Cost $2,572,204,337)	2,572,376,058

Description	Value (†)
Total Investments – 93.1% (Identified Cost $2,572,204,337)(a)	$2,572,376,058
Other assets less liabilities – 6.9%	190,199,166

Net Assets – 100.0%	$2,762,575,224

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2014, the value of the Fund’s investment in the Subsidiary was $34,226,620, representing 1.2% of the Fund’s net assets.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund. The books and records of the Fund are maintained in U.S. dollars.

The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At March 31, 2014, the net unrealized appreciation on short-term investments based on a cost of $2,572,204,337 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$184,305
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(12,584)

Net unrealized appreciation	$171,721

Only short-term obligations purchased with an original or remaining maturity of more than sixty days are valued at other than amortized cost.

(b)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(c)	Variable rate security. Rate as of March 31, 2014 is disclosed.
(d)	Security payable on demand at par including accrued interest.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At March 31, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell	6/18/2014	Canadian Dollar	50,600,000	$45,687,415	$(202,143)
Buy	6/18/2014	Euro	164,500,000	226,596,924	(1,337,895)
Buy	6/18/2014	Japanese Yen	7,387,500,000	71,602,913	(586,099)
Sell	6/18/2014	Japanese Yen	45,875,000,000	444,640,763	(44,917)
Buy	6/18/2014	Swedish Krona	196,000,000	30,246,266	(458,720)
Sell	6/18/2014	Swiss Franc	45,625,000	51,641,044	323,471

Total					$(2,306,303)

[1]	Counterparty is UBS AG.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2014, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
DAX	6/20/2014	1,713	$565,582,818	$19,144,800
E-mini S&P 500®	6/20/2014	8,651	806,532,730	2,904,455
FTSE 100 Index	6/20/2014	2,033	221,779,908	1,700,518
German Euro Bund	6/06/2014	992	195,947,175	470,330
Hang Seng Index®	4/29/2014	1,202	171,548,250	1,545,394
TOPIX	6/12/2014	367	42,774,887	(775,139)
10 Year U.S. Treasury Note	6/19/2014	3,878	478,933,000	(950,555)

Total				$24,039,803

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude Oil	4/15/2014	43	$4,633,680	$(33,540)
Copper LME	6/18/2014	134	22,275,825	(92,125)
Natural Gas	4/28/2014	526	22,991,460	(278,780)
New York Harbor ULSD	4/30/2014	4	492,206	4,267
WTI Crude Oil	4/22/2014	153	15,541,740	568,560
Zinc LME	6/18/2014	37	1,833,350	(55,870)

Total				$112,512

At March 31, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Eurodollar	9/15/2014	12	$2,991,900	$(300)
10 Year Japan Government Bond	6/11/2014	222	311,055,951	344,136

Total				$343,836

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/18/2014	333	$14,824,744	$(110,306)
Gas Oil	5/12/2014	10	895,000	—
Gold	6/26/2014	164	21,054,320	467,400
Nickel LME	6/18/2014	95	9,063,000	(324,900)

Total				$32,194

[2]	Commodity futures are held by ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$2,572,376,058	$—	$2,572,376,058
Forward Foreign Currency Contracts (unrealized appreciation)	—	323,471	—	323,471
Futures Contracts (unrealized appreciation)	27,149,860	—	—	27,149,860

Total	$27,149,860	$2,572,699,529	$—	$2,599,849,389

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(2,629,774)	$—	$(2,629,774)
Futures Contracts (unrealized depreciation)	(2,621,515)	—	—	(2,621,515)

Total	$(2,621,515)	$(2,629,774)	$—	$(5,251,289)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended March 31, 2014, there were no tranfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended March 31, 2014 the Fund used long contracts on U.S. and foreign equity market indices and long and short contracts on U.S. and foreign government bonds, short-term interest rates, commodities (through investments in the Subsidiary) and foreign currencies in accordance with these objectives.

The following is a summary of derivative instruments for the Fund as of March 31, 2014:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$323,471	$—	$323,471

Total over-the-counter asset derivatives	$323,471	$—	$323,471

Exchange traded asset derivatives
Interest rate contracts	$—	$814,466	$814,466
Equity contracts	—	25,295,167	25,295,167
Commodity contracts	—	1,040,227	1,040,227

Total exchange traded asset derivatives	$—	$27,149,860	$27,149,860

Total asset derivatives	$323,471	$27,149,860	$27,473,331

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(2,629,774)	$—	$(2,629,774)

Total over-the-counter liability derivatives	$(2,629,774)	$—	$(2,629,774)

Exchange traded liability derivatives
Interest rate contracts	$—	$(950,855)	$(950,855)
Equity contracts	—	(775,139)	(775,139)
Commodity contracts	—	(895,521)	(895,521)

Total exchange traded liability derivatives	$—	$(2,621,515)	$(2,621,515)

Total liability derivatives	$(2,629,774)	$(2,621,515)	$(5,251,289)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of March 31, 2014, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(2,306,303)	$16,400,000

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. Cash or securities held at or pledged to counterparties for initial/variation margin for futures contracts or as collateral for over-the-counter derivatives may be subject to bankruptcy court proceedings. As of March 31, 2014, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including cash held at or pledged to counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $163,872,439 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $163,548,968.

Investment Summary at March 31, 2014 (Unaudited)

Certificates of Deposit	72.7%
Financial Company Commercial Paper	14.6
Commercial Paper	4.2
Other Notes	1.6

Total Investments	93.1
Other assets less liabilities (including open forward foreign currency and futures contracts)	6.9

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of March 31, 2014 (Unaudited)

ASG Managed Futures Strategy Fund

Principal Amount	Description	Value (†)
Short-Term Investments – 81.3% of Net Assets
	Certificates of Deposit – 60.4%
$36,000,000	Canadian Imperial Bank, 0.010%, 4/01/2014	$36,000,000
34,900,000	Royal Bank of Canada, 0.010%, 4/01/2014	34,900,000
36,000,000	Abbey National, 0.050%, 4/01/2014	36,000,000
30,000,000	Credit Agricole, 0.100%, 4/01/2014	30,000,000
30,000,000	BNP Paribas, 0.110%, 4/07/2014	30,000,000
15,000,000	China Construction Bank Corp. (NY), 0.250%, 4/07/2014	15,000,000
20,000,000	Agricultural Bank of China, 0.430%, 4/07/2014	20,001,060
5,000,000	China Construction Bank Corp. (NY), 0.400%, 4/14/2014	5,000,465
5,000,000	Bank of Montreal (IL), 0.220%, 4/16/2014	5,000,290
20,000,000	Industrial & Commercial Bank of China, 0.400%, 4/24/2014	20,000,000
25,300,000	Norinchukin Bank, 0.256%, 5/14/2014(b)	25,300,018
33,000,000	National Bank of Kuwait, 0.270%, 5/15/2014	33,003,300
30,000,000	Deutsche Bank A.G., 0.230%, 5/29/2014	30,000,000
15,000,000	Bank of Montreal (IL), 0.244%, 7/28/2014(b)	15,003,720
30,000,000	Skandinaviska Enskilda Banken (NY), 0.230%, 8/08/2014	29,997,840
25,000,000	Bank of Tokyo—Mitsubishi UFJ (NY), 0.338%, 8/11/2014(b)(c)	25,000,450
25,000,000	Toronto Dominion Bank, 0.250%, 10/10/2014(c)	25,009,350
30,000,000	Westpac Banking Corp. (NY), 0.290%, 11/06/2014(f)	30,010,950
30,000,000	Bank of Nova Scotia (TX), 0.250%, 11/12/2014	30,000,000
5,000,000	Rabobank Nederland, 0.280%, 11/13/2014	5,000,595
25,000,000	Sumitomo Mitsui Bank (NY), 0.360%, 12/05/2014(f)	25,006,850
30,500,000	Societe Generale S.A., 0.283%, 2/02/2015(b)(c)(d)	30,495,151
15,000,000	China Construction Bank Corp. (NY), 0.406%, 7/20/2015(b)(d)	15,000,000

		550,730,039

	Financial Company Commercial Paper – 16.5%
25,000,000	ING (U.S.) Funding LLC, 0.200%, 4/01/2014(e)	24,999,950
5,000,000	ING (U.S.) Funding LLC, 0.205%, 4/14/2014(e)	4,999,790

Principal Amount	Description	Value (†)
	Financial Company Commercial Paper – continued
$5,000,000	Societe Generale North America, 0.100%, 5/02/2014(e)	$4,999,569
30,000,000	Barclays U.S. Funding, 0.180%, 5/05/2014(e)	29,996,010
30,000,000	Oversea-Chinese Banking Corp. Ltd., 0.180%, 5/19/2014(e)	29,992,950
25,000,000	General Electric Capital Corp., 0.180%, 6/10/2014(e)	24,996,200
30,000,000	Dexia Credit Local S.A. (NY), 0.230%, 7/08/2014(e)(f)	29,984,070

		149,968,539

	Other Notes – 2.2%
5,000,000	JP Morgan Chase Bank NA, Series 1, 0.354%, 4/07/2015(b)	5,000,000
15,000,000	Wells Fargo, 0.325%, 4/20/2015(b)	15,003,000

		20,003,000

	Commercial Paper – 2.2%
20,000,000	Cofco Capital Corp., (Credit Support: Rabobank), 0.180%, 4/17/2014(e)	19,998,400

		19,998,400

	Total Short-Term Investments (Identified Cost $740,658,452)	740,699,978

	Total Investments – 81.3% (Identified Cost $740,658,452)(a)	740,699,978
	Other assets less liabilities – 18.7%	170,300,301

	Net Assets – 100.0%	$911,000,279

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2014, the value of the Fund’s investment in the Subsidiary was $46,148,786, representing 5.1% of the Fund’s net assets.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At March 31, 2014, the net unrealized appreciation on short-term investments based on a cost of $740,658,452 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$48,585
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,059)

Net unrealized appreciation	$41,526

Only short-term obligations purchased with an original or remaining maturity of more than sixty days are valued at other than amortized cost.

(b)	Variable rate security. Rate as of March 31, 2014 is disclosed.
(c)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(d)	Security payable on demand at par including accrued interest.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At March 31, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy	6/18/2014	Australian Dollar	47,600,000	$43,912,747	$404,101
Sell	6/18/2014	Australian Dollar	30,400,000	28,045,116	(765,402)
Buy	6/18/2014	British Pound	59,000,000	98,305,060	237,419
Sell	6/18/2014	British Pound	19,125,000	31,865,835	(350,126)
Sell	6/18/2014	Canadian Dollar	14,000,000	12,640,787	18,586
Sell	6/18/2014	Canadian Dollar	62,900,000	56,793,249	(251,280)
Buy	6/18/2014	Euro	93,375,000	128,623,026	(759,429)
Buy	6/18/2014	Japanese Yen	4,125,000,000	39,981,322	(369,126)
Sell	6/18/2014	Japanese Yen	4,400,000,000	42,646,744	(4,308)
Buy	6/18/2014	New Zealand Dollar	132,600,000	114,363,007	2,242,581
Buy	6/18/2014	Norwegian Krone	344,000,000	57,279,465	(348,943)
Sell	6/18/2014	Norwegian Krone	230,000,000	38,297,317	(419,074)
Buy	6/18/2014	Singapore Dollar	16,750,000	13,316,437	20,686
Sell	6/18/2014	Singapore Dollar	8,375,000	6,658,218	(47,135)
Sell	6/18/2014	South African Rand	332,000,000	31,159,538	(833,384)
Buy	6/18/2014	Swedish Krona	438,000,000	67,591,146	(1,138,131)
Sell	6/18/2014	Swedish Krona	130,000,000	20,061,299	2,359
Sell	6/18/2014	Swedish Krona	148,000,000	22,839,018	(97,644)
Buy	6/18/2014	Swiss Franc	108,125,000	122,382,200	(1,005,274)
Sell	6/18/2014	Swiss Franc	12,875,000	14,572,678	7,949
Sell	6/18/2014	Swiss Franc	17,250,000	19,524,559	(12,397)
Sell	6/18/2014	Turkish Lira	67,200,000	30,698,326	(1,435,602)

Total					$(4,903,574)

[1]	Counterparty is UBS AG.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2014, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX-Index®	4/17/2014	519	$57,700,510	$2,237,027
ASX SPI 200™	6/19/2014	698	87,275,650	497,087
CAC40®	4/17/2014	865	52,326,092	1,581,273
DAX	6/20/2014	107	35,328,290	1,195,852
E-mini Dow	6/20/2014	922	75,479,530	1,387,585
E-mini NASDAQ 100	6/20/2014	1,017	72,944,325	(1,189,070)
E-mini S&P 500®	6/20/2014	780	72,719,400	306,325
Euribor	9/15/2014	3,822	1,312,658,395	199,949
Euro Schatz	6/06/2014	3,095	470,790,282	(426,383)
EURO STOXX 50®	6/20/2014	1,293	55,220,327	2,297,878
Euro-BTP	6/06/2014	1,412	236,755,305	3,065,022
Euro-OAT	6/06/2014	1,347	252,875,416	812,648
Eurodollar	9/15/2014	6,378	1,590,194,850	866,863
FTSE 100 Index	6/20/2014	372	40,581,469	313,191
FTSE MIB	6/20/2014	290	42,748,466	1,065,440
FTSE/JSE Top 40 Index	6/19/2014	1,405	57,886,854	1,270,479
German Euro BOBL	6/06/2014	2,983	515,211,607	113,890
German Euro Bund	6/06/2014	1,413	279,106,209	753,395
IBEX 35	4/17/2014	327	46,463,684	1,432,563
Mini-Russell 2000	6/20/2014	406	47,522,300	(41,595)
MSCI Taiwan Index	4/29/2014	1,697	52,997,310	1,569,725
Nikkei 225™	6/12/2014	127	18,247,445	(370,363)
OMXS30®	4/16/2014	3,588	74,922,083	1,722,314
S&P CNX Nifty Futures Index	4/23/2014	5,518	74,537,144	1,067,493
S&P/TSX 60 Index	6/19/2014	717	106,106,920	905,976
Sterling	9/17/2014	7,024	1,454,828,900	507,585
TOPIX	6/12/2014	98	11,422,177	(206,985)
UK Long Gilt	6/26/2014	421	76,875,844	(83,358)
Ultra Long U.S. Treasury Bond	6/19/2014	349	50,419,594	785,094
2 Year U.S. Treasury Note	6/30/2014	2,891	634,755,188	(722,750)
5 Year U.S. Treasury Note	6/30/2014	813	96,708,891	(796,164)
10 Year Australia Government Bond	6/16/2014	208	22,289,128	102,593
10 Year Canada Government Bond	6/19/2014	1,222	143,622,307	(149,145)
10 Year Japan Government Bond	6/11/2014	424	594,088,844	(657,269)
10 Year U.S. Treasury Note	6/19/2014	713	88,055,500	(520,844)
30 Year U.S. Treasury Bond	6/19/2014	631	84,061,031	250,023

Total				$21,143,344

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude Oil	4/15/2014	211	$22,737,360	$(164,580)
Cocoa	5/14/2014	1,040	30,732,000	167,770
Coffee	5/19/2014	129	8,605,913	(34,331)
Corn	5/14/2014	789	19,803,900	388,087
Cotton	5/07/2014	694	32,451,440	664,815
Gasoline	4/30/2014	141	17,279,804	(36,716)
Live Cattle	6/30/2014	1,031	56,705,000	421,110
Natural Gas	4/28/2014	149	6,512,790	(78,970)
New York Harbor ULSD	4/30/2014	120	14,766,192	128,016
Nickel LME	6/18/2014	16	1,526,400	54,720
Soybean	5/14/2014	701	51,313,200	2,140,388
Soybean Meal	5/14/2014	1,611	77,215,230	3,742,520
Sugar	4/30/2014	80	1,592,192	(18,816)
Wheat	5/14/2014	427	14,886,287	(11,513)
WTI Crude Oil	4/22/2014	182	18,487,560	662,480
Zinc LME	6/18/2014	267	13,229,850	(354,358)

Total				$7,670,622

At March 31, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Hang Seng Index®	4/29/2014	63	$8,991,298	$(72,836)
MSCI Singapore	4/29/2014	110	6,250,735	(175,769)
3 Year Australia Government Bond	6/16/2014	279	28,046,941	(7,731)

Total				$(256,336)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/18/2014	575	$25,598,281	$(190,469)
Copper High Grade	5/28/2014	365	27,607,687	363,625
Copper LME	6/18/2014	199	33,081,263	(330,771)
Gold	6/26/2014	123	15,790,740	119,110
Silver	5/28/2014	335	33,084,600	601,325
Soybean Oil	5/14/2014	331	8,027,412	53,556
Zinc LME	6/18/2014	292	14,468,600	(117,571)

Total				$498,805

[2]	Commodity futures are held by ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$740,699,978	$—	$740,699,978
Forward Foreign Currency Contracts (unrealized appreciation)	—	2,933,681	—	2,933,681
Futures Contracts (unrealized appreciation)	35,814,792	—	—	35,814,792

Total	$35,814,792	$743,633,659	$—	$779,448,451

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(7,837,255)	$—	$(7,837,255)
Futures Contracts (unrealized depreciation)	(6,758,357)	—	$—	(6,758,357)

Total	$(6,758,357)	$(7,837,255)	$—	$(14,595,612)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended March 31, 2014, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time. The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to the returns of U.S. and non-U.S. equity and fixed income securities indices, currencies and commodities. During the period ended March 31, 2014, the Fund used long and short contracts on foreign equity market indices, U.S. and foreign government bonds, foreign currencies and commodities (through investments in the Subsidiary) and long contracts on U.S. equity market indices and short-term interest rates, to capture the exposures suggested by the quantitative investment models.

The following is a summary of derivative instruments for the Fund as of March 31, 2014:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$2,933,681	$—	$2,933,681

Total over-the-counter asset derivatives	$2,933,681	$—	$2,933,681

Exchange traded asset derivatives
Interest rate contracts	$—	$7,457,062	$7,457,062
Equity contracts	—	18,850,208	18,850,208
Commodity contracts	—	9,507,522	9,507,522

Total exchange traded asset derivatives	$—	$35,814,792	$35,814,792

Total asset derivatives	$2,933,681	$35,814,792	$38,748,473

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(7,837,255)	$—	$(7,837,255)

Total over-the-counter liability derivatives	$(7,837,255)	$—	$(7,837,255)

Exchange traded liability derivatives
Interest rate contracts	$—	$(3,363,644)	$(3,363,644)
Equity contracts	—	(2,056,618)	(2,056,618)
Commodity contracts	—	(1,338,095)	(1,338,095)

Total exchange traded liability derivatives	$—	$(6,758,357)	$(6,758,357)

Total liability derivatives	$(7,837,255)	$(6,758,357)	$(14,595,612)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of March 31, 2014, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(4,903,574)	$25,020,146

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. Cash or securities held at or pledged to counterparties for initial/variation margin for futures contracts or as collateral for over-the-counter derivatives may be subject to bankruptcy court proceedings. As of March 31, 2014, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including cash held at or pledged to counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $175,578,132 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $172,644,451.

Investment Summary at March 31, 2014 (Unaudited)

Certificates of Deposit	60.4%
Financial Company Commercial Paper	16.5
Other Notes	2.2
Commercial Paper	2.2

Total Investments	81.3
Other assets less liabilities (including open forward foreign currency and futures contracts)	18.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2014 (Unaudited)

ASG Tactical U.S. Market Fund

Shares	Description	Value (†)
Common Stocks – 46.2% of Net Assets
	Aerospace & Defense – 1.5%
700	Boeing Co. (The)	$87,843
1,506	Honeywell International, Inc.	139,696
718	Northrop Grumman Corp.	88,587
637	Rockwell Collins, Inc.	50,750
1,476	United Technologies Corp.	172,456

		539,332

	Air Freight & Logistics – 0.1%
403	FedEx Corp.	53,422

	Airlines – 0.2%
3,142	Southwest Airlines Co.	74,183

	Auto Components – 0.2%
1,807	Johnson Controls, Inc.	85,507

	Automobiles – 0.3%
4,250	Ford Motor Co.	66,300
936	General Motors Co.	32,217

		98,517

	Banks – 3.1%
15,659	Bank of America Corp.	269,335
3,254	Citigroup, Inc.	154,890
3,744	JPMorgan Chase & Co.	227,298
3,509	US Bancorp	150,396
6,773	Wells Fargo & Co.	336,889

		1,138,808

	Beverages – 1.5%
2,440	Coca-Cola Co. (The)	94,330
2,010	Coca-Cola Enterprises, Inc.	95,998
1,790	Dr Pepper Snapple Group, Inc.	97,483
3,261	PepsiCo, Inc.	272,294

		560,105

	Biotechnology – 1.4%
1,279	Amgen, Inc.	157,752
389	Biogen Idec, Inc.(b)	118,983
2,188	Gilead Sciences, Inc.(b)	155,042
278	Regeneron Pharmaceuticals, Inc.(b)	83,478

		515,255

	Capital Markets – 0.2%
1,781	Bank of New York Mellon Corp. (The)	62,852

	Chemicals – 1.3%
227	Air Products & Chemicals, Inc.	27,022
944	Dow Chemical Co. (The)	45,869
1,676	E.I. du Pont de Nemours & Co.	112,460
508	Ecolab, Inc.	54,859

Shares	Description	Value (†)
Common Stocks – continued
	Chemicals – continued
546	Monsanto Co.	$62,118
618	Praxair, Inc.	80,939
275	Sherwin-Williams Co. (The)	54,211
479	Sigma-Aldrich Corp.	44,729

		482,207

	Commercial Services & Supplies – 0.3%
513	Stericycle, Inc.(b)	58,287
1,376	Tyco International Ltd.	58,342

		116,629

	Communications Equipment – 1.0%
4,370	Cisco Systems, Inc.	97,932
3,301	QUALCOMM, Inc.	260,317

		358,249

	Construction & Engineering – 0.1%
1,454	Quanta Services, Inc.(b)	53,653

	Consumer Finance – 0.2%
1,013	American Express Co.	91,200

	Containers & Packaging – 0.2%
622	MeadWestvaco Corp.	23,412
1,305	Sealed Air Corp.	42,895

		66,307

	Distributors – 0.2%
743	Genuine Parts Co.	64,530

	Diversified Financial Services – 1.0%
2,580	Berkshire Hathaway, Inc., Class B(b)	322,422
1,586	NASDAQ OMX Group, Inc. (The)	58,587

		381,009

	Diversified Telecommunication Services – 1.1%
2,456	CenturyLink, Inc.	80,655
13,274	Frontier Communications Corp.	75,662
5,458	Verizon Communications, Inc.	259,637

		415,954

	Electric Utilities – 0.9%
939	American Electric Power Co., Inc.	47,570
1,017	Duke Energy Corp.	72,431
679	NextEra Energy, Inc.	64,926
814	Northeast Utilities	37,037
1,329	PPL Corp.	44,043
1,688	Southern Co. (The)	74,170

		340,177

Shares	Description	Value (†)
Common Stocks – continued
	Electrical Equipment – 0.3%
1,246	Eaton Corp. PLC	$93,600

	Electronic Equipment, Instruments & Components – 0.7%
6,246	Corning, Inc.	130,042
1,860	TE Connectivity Ltd.	111,990

		242,032

	Energy Equipment & Services – 1.0%
2,346	Halliburton Co.	138,156
2,255	Schlumberger Ltd.	219,862

		358,018

	Food & Staples Retailing – 1.3%
2,892	CVS Caremark Corp.	216,495
1,088	Wal-Mart Stores, Inc.	83,156
2,586	Walgreen Co.	170,754

		470,405

	Food Products – 0.6%
2,814	Archer-Daniels-Midland Co.	122,100
371	Mead Johnson Nutrition Co.	30,845
2,075	Mondelez International, Inc., Class A	71,691

		224,636

	Health Care Equipment & Supplies – 0.7%
508	CR Bard, Inc.	75,174
2,061	Medtronic, Inc.	126,834
857	St. Jude Medical, Inc.	56,039

		258,047

	Health Care Providers & Services – 1.3%
385	Cigna Corp.	32,236
1,033	DaVita HealthCare Partners, Inc.(b)	71,122
1,552	Express Scripts Holding Co.(b)	116,540
564	McKesson Corp.	99,586
1,855	UnitedHealth Group, Inc.	152,091

		471,575

	Hotels, Restaurants & Leisure – 0.8%
120	Chipotle Mexican Grill, Inc.(b)	68,166
1,662	McDonald’s Corp.	162,926
843	Starwood Hotels & Resorts Worldwide, Inc.	67,103

		298,195

	Household Durables – 0.5%
1,215	Garmin Ltd.	67,141
1,346	Lennar Corp., Class A	53,329
1,937	Newell Rubbermaid, Inc.	57,916

		178,386

	Household Products – 0.4%
495	Colgate-Palmolive Co.	32,111
1,636	Procter & Gamble Co. (The)	131,861

		163,972

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – 1.1%
661	3M Co.	$89,671
1,391	Danaher Corp.	104,325
8,292	General Electric Co.	214,680

		408,676

	Insurance – 2.1%
1,545	Aflac, Inc.	97,397
2,860	American International Group, Inc.	143,028
932	Assurant, Inc.	60,543
626	Chubb Corp. (The)	55,902
627	Lincoln National Corp.	31,770
1,848	Marsh & McLennan Cos., Inc.	91,106
1,395	MetLife, Inc.	73,656
620	Principal Financial Group, Inc.	28,514
691	Prudential Financial, Inc.	58,493
710	Torchmark Corp.	55,877
2,256	XL Group PLC	70,500

		766,786

	Internet & Catalog Retail – 0.6%
315	Amazon.com, Inc.(b)	106,004
100	priceline.com, Inc.(b)	119,189

		225,193

	Internet Software & Services – 1.3%
446	Google, Inc., Class A(b)	497,072

	IT Services – 1.5%
665	Automatic Data Processing, Inc.	51,378
739	International Business Machines Corp.	142,250
1,590	MasterCard, Inc., Class A	118,773
669	Paychex, Inc.	28,499
1,037	Visa, Inc., Class A	223,847

		564,747

	Machinery – 0.6%
1,305	Caterpillar, Inc.	129,678
575	Deere & Co.	52,210
637	Illinois Tool Works, Inc.	51,807

		233,695

	Media – 1.5%
3,917	Comcast Corp., Class A	195,928
1,240	DIRECTV(b)	94,761
678	Time Warner Cable, Inc.	93,008
973	Time Warner, Inc.	63,566
1,485	Walt Disney Co. (The)	118,904

		566,167

	Metals & Mining – 0.1%
911	Freeport-McMoRan Copper & Gold, Inc.	30,127
427	Nucor Corp.	21,580

		51,707

Shares	Description	Value (†)
Common Stocks – continued
	Multi-Utilities – 0.5%
771	CMS Energy Corp.	$22,575
681	Consolidated Edison, Inc.	36,536
666	Dominion Resources, Inc.	47,279
713	NiSource, Inc.	25,333
961	PG&E Corp.	41,515

		173,238

	Multiline Retail – 0.5%
860	Family Dollar Stores, Inc.	49,889
1,301	Macy’s, Inc.	77,136
972	Nordstrom, Inc.	60,701

		187,726

	Oil, Gas & Consumable Fuels – 3.7%
1,199	Chevron Corp.	142,573
958	ConocoPhillips	67,395
2,089	CONSOL Energy, Inc.	83,456
719	EOG Resources, Inc.	141,046
3,248	ExxonMobil Corp.	317,265
383	Hess Corp.	31,743
2,766	Kinder Morgan, Inc.	89,867
1,123	Marathon Petroleum Corp.	97,746
1,406	Murphy Oil Corp.	88,381
1,607	Phillips 66	123,835
2,654	Spectra Energy Corp.	98,039
2,455	Williams Cos., Inc. (The)	99,624

		1,380,970

	Pharmaceuticals – 2.8%
496	Actavis PLC(b)	102,101
328	Bristol-Myers Squibb Co.	17,040
3,321	Johnson & Johnson	326,222
4,275	Merck & Co., Inc.	242,692
1,688	Mylan, Inc.(b)	82,425
8,794	Pfizer, Inc.	282,463

		1,052,943

	Professional Services – 0.1%
681	Equifax, Inc.	46,328

	REITs—Diversified – 0.1%
1,549	Weyerhaeuser Co.	45,463

	REITs—Regional Malls – 0.2%
480	Simon Property Group, Inc.	78,720

	REITs—Storage – 0.2%
519	Public Storage	87,446

	REITs—Warehouse/Industrials – 0.2%
2,007	ProLogis, Inc.	81,946

	Road & Rail – 0.6%
1,727	CSX Corp.	50,031

Shares	Description	Value (†)
Common Stocks – continued
	Road & Rail – continued
851	Union Pacific Corp.	$159,699

		209,730

	Semiconductors & Semiconductor Equipment – 1.3%
1,946	Analog Devices, Inc.	103,411
9,795	Intel Corp.	252,809
481	Lam Research Corp.(b)	26,455
1,907	Microchip Technology, Inc.	91,078

		473,753

	Software – 1.7%
1,876	Adobe Systems, Inc.(b)	123,328
5,127	Microsoft Corp.	210,156
6,792	Oracle Corp.	277,861

		611,345

	Specialty Retail – 0.8%
1,289	Home Depot, Inc. (The)	101,999
2,229	Lowe’s Cos., Inc.	108,998
1,642	TJX Cos., Inc. (The)	99,587

		310,584

	Technology Hardware, Storage & Peripherals – 1.3%
572	Apple, Inc.	307,015
5,161	Hewlett-Packard Co.	167,010

		474,025

	Textiles, Apparel & Luxury Goods – 0.1%
183	PVH Corp.	22,833

	Thrifts & Mortgage Finance – 0.2%
6,681	Hudson City Bancorp, Inc.	65,674

	Tobacco – 0.7%
1,589	Altria Group, Inc.	59,476
996	Philip Morris International, Inc.	81,543
1,946	Reynolds American, Inc.	103,955

		244,974

	Total Common Stocks (Identified Cost $15,919,420)	17,118,503

Exchange Traded Funds – 9.3%
18,336	SPDR® S&P 500® ETF Trust (Identified Cost $3,369,914)	3,429,565

Principal Amount
Short-Term Investments – 38.4%
	Certificates of Deposit – 26.7%
$500,000	Royal Bank of Canada, 0.010%, 4/01/2014	500,000
700,000	Canadian Imperial Bank, 0.010%, 4/01/2014	700,000

Principal Amount	Description	Value (†)
Short-Term Investments – continued
	Certificates of Deposit – continued
$600,000	Credit Agricole, 0.100%, 4/01/2014 (c)	$600,000
200,000	National Bank of Kuwait, 0.155%, 4/03/2014 (c)	200,000
250,000	China Construction Bank Corp. (NY), 0.500%, 4/03/2014 (c)	250,001
550,000	BNP Paribas, 0.110%, 4/07/2014 (c)	550,000
270,000	Bank of Montreal (IL), 0.190%, 4/07/2014 (c)	270,009
400,000	China Construction Bank Corp. (NY), 0.250%, 4/07/2014 (c)	400,000
300,000	Agricultural Bank of China, 0.430%, 4/07/2014 (c)	300,016
300,000	Bank of Montreal (IL), 0.220%, 4/16/2014 (c)	300,017
500,000	Sumitomo Mitsui Bank (NY), 0.210%, 5/09/2014 (c)	500,011
500,000	Industrial & Commercial Bank of China, 0.400%, 5/09/2014 (c)	500,114
500,000	Norinchukin Bank, 0.256%, 5/14/2014 (c)(d)	500,000
500,000	National Bank of Kuwait, 0.270%, 5/15/2014 (c)	500,050
350,000	Credit Suisse, 0.250%, 6/09/2014 (c)	350,041
500,000	Nordea Bank Finland (NY), 0.155%, 6/11/2014 (c)	499,975
500,000	Skandinaviska Enskilda Banken (NY), 0.200%, 6/27/2014 (c)	500,025
600,000	Oversea-Chinese Banking Corp. Ltd., 0.200%, 7/07/2014 (c)	600,016
350,000	Toronto Dominion Bank, 0.250%, 10/10/2014 (c)	350,131
300,000	National Australia Bank, 0.225%, 10/23/2014 (c)(d)	300,053
200,000	Westpac Banking Corp. (NY), 0.290%, 11/06/2014 (c)	200,073
400,000	Bank of Nova Scotia (TX), 0.250%, 11/12/2014 (c)	400,000
500,000	Rabobank Nederland, 0.280%, 11/13/2014 (c)	500,060
100,000	Societe Generale S.A., 0.283%, 2/02/2015 (c)(d)(f)	99,984

		9,870,576

	Financial Company Commercial Paper – 11.7%
100,000	Bank of Tokyo—Mitsubishi UFJ (NY), 0.130%, 4/01/2014 (c)(e)	100,000
100,000	ING (U.S.) Funding LLC, 0.130%, 4/17/2014 (c)(e)	99,994
400,000	Societe Generale North America, 0.100%, 5/02/2014 (c)(e)	399,966
500,000	Barclays U.S. Funding, 0.180%, 5/05/2014 (c)(e)	499,933
500,000	Bank of Tokyo—Mitsubishi UFJ (NY), 0.200%, 5/07/2014 (c)(e)	499,911

Principal Amount	Description	Value (†)
Short-Term Investments – continued
	Financial Company Commercial Paper – continued
$550,000	Swedbank, 0.160%, 5/20/2014 (c)(e)	$549,880
150,000	Rabobank USA Financial Corp., 0.150%, 6/02/2014 (c)(e)	149,965
600,000	ING (U.S.) Funding LLC, 0.180%, 6/04/2014 (c)(e)	599,810
150,000	General Electric Capital Corp., 0.140%, 6/10/2014 (c)(e)	149,977
350,000	General Electric Capital Corp., 0.180%, 6/10/2014 (c)(e)	349,947
150,000	General Electric Capital Corp., 0.100%, 6/24/2014 (c)(e)	149,969
550,000	Dexia Credit Local S.A. (NY), 0.230%, 7/08/2014 (c)(e)	549,708
250,000	Bank of Nova Scotia (NY), 0.205%, 9/22/2014 (c)(e)	249,747

		4,348,807

	Total Short-Term Investments (Identified Cost $14,218,643)	14,219,383

	Total Investments – 93.9% (Identified Cost $33,507,977)(a)	34,767,451
	Other assets less liabilities – 6.1%	2,255,556

	Net Assets – 100.0%	$37,023,007

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the current settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2014, the net unrealized appreciation on investments based on a cost of $33,507,977 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,345,010
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(85,536)

Net unrealized appreciation	$1,259,474

(b)	Non-income producing security.
(c)	All of this security has been designated to cover the Fund’s obligations under open futures contracts.
(d)	Variable rate security. Rate as of March 31, 2014 is disclosed.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	Security payable on demand at par including accrued interest.
ETF	Exchange Traded Fund
REITs	Real Estate Investment Trusts
SPDR	Standard & Poor’s Depositary Receipt

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2014, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	6/20/2014	286	$26,663,780	$83,900

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$17,118,503	$—	$—	$17,118,503
Exchange Traded Funds	3,429,565	—	—	3,429,565
Short-Term Investments*	—	14,219,383	—	14,219,383

Total Investments	20,548,068	14,219,383	—	34,767,451

Futures Contracts (unrealized appreciation)	83,900	—	—	83,900

Total	$20,631,968	$14,219,383	$—	$34,851,351

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2014 there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts to hedge against a decline in value of an equity security that it owns. The Fund may also use futures contracts to increase its exposure to the U.S. equity market or to manage volatility. For the period ended March 31, 2014 the Fund used long contracts on U.S. equity market indices to gain investment exposure in accordance with its objectives.

The following is a summary of derivative instruments for the Fund, as of March 31, 2014.

Assets	Unrealized appreciation on futures contracts
Exchange traded asset derivatives Equity contracts	$83,900

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. Cash or securities held at or pledged to counterparties for initial/variation margin or as collateral may be subject to bankruptcy court proceedings. As of March 31, 2014, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including securities held at or pledged to counterparties for initial/variation margin that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $1,563,705.

Industry Summary at March 31, 2014 (Unaudited)

Exchange Traded Funds	9.3%
Oil, Gas & Consumable Fuels	3.7
Banks	3.1
Pharmaceuticals	2.8
Insurance	2.1
Other Investments, less than 2% each	34.5
Short-Term Investments	38.4

Total Investments	93.9
Other assets less liabilities (including open futures contracts)	6.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2014 (Unaudited)

Natixis Oakmark Fund*

Shares	Description	Value (†)
Common Stocks – 98.1% of Net Assets
	Air Freight & Logistics – 2.3%
30,000	FedEx Corp.	$3,976,800

	Automobiles – 2.3%
87,700	General Motors Co.	3,018,634
15,600	Harley-Davidson, Inc.	1,039,116

		4,057,750

	Banks – 8.9%
343,400	Bank of America Corp.	5,906,480
48,400	Citigroup, Inc.	2,303,840
64,600	JPMorgan Chase & Co.	3,921,866
69,000	Wells Fargo & Co.	3,432,060

		15,564,246

	Beverages – 1.9%
26,700	Diageo PLC, Sponsored ADR	3,326,553

	Capital Markets – 7.2%
79,100	Bank of New York Mellon Corp. (The)	2,791,439
72,300	Franklin Resources, Inc.	3,917,214
17,400	Goldman Sachs Group, Inc. (The)	2,850,990
42,900	State Street Corp.	2,983,695

		12,543,338

	Communications Equipment – 2.0%
43,800	QUALCOMM, Inc.	3,454,068

	Consumer Finance – 2.4%
53,600	Capital One Financial Corp.	4,135,776

	Electronic Equipment, Instruments & Components – 2.3%
67,100	TE Connectivity Ltd.	4,040,091

	Energy Equipment & Services – 3.6%
56,400	Halliburton Co.	3,321,396
38,600	National Oilwell Varco, Inc.	3,005,782

		6,327,178

	Food & Staples Retailing – 1.2%
28,100	Wal-Mart Stores, Inc.	2,147,683

	Food Products – 3.7%
29,500	General Mills, Inc.	1,528,690
25,700	Nestle S.A., Sponsored ADR	1,933,154
72,500	Unilever PLC, Sponsored ADR	3,101,550

		6,563,394

	Health Care Equipment & Supplies – 4.9%
23,100	Baxter International, Inc.	1,699,698
38,600	Covidien PLC	2,843,276

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
65,400	Medtronic, Inc.	$4,024,716

		8,567,690

	Health Care Providers & Services – 2.3%
49,700	UnitedHealth Group, Inc.	4,074,903

	Hotels, Restaurants & Leisure – 1.9%
34,200	McDonald’s Corp.	3,352,626

	Industrial Conglomerates – 1.8%
23,500	3M Co.	3,188,010

	Insurance – 7.3%
45,800	Aflac, Inc.	2,887,232
78,500	American International Group, Inc.	3,925,785
35,800	Aon PLC	3,017,224
63,000	Principal Financial Group, Inc.	2,897,370

		12,727,611

	Internet & Catalog Retail – 2.0%
123,800	Liberty Interactive Corp., Class A(b)	3,574,106

	Internet Software & Services – 1.8%
2,810	Google, Inc., Class A(b)	3,131,773

	IT Services – 4.1%
20,300	Automatic Data Processing, Inc.	1,568,378
44,600	MasterCard, Inc., Class A	3,331,620
10,600	Visa, Inc., Class A	2,288,116

		7,188,114

	Machinery – 5.5%
19,700	Cummins, Inc.	2,935,103
43,600	Illinois Tool Works, Inc.	3,545,988
26,800	Parker Hannifin Corp.	3,208,228

		9,689,319

	Media – 5.8%
57,000	Comcast Corp., Special Class A	2,779,320
53,500	DIRECTV(b)	4,088,470
45,100	Omnicom Group, Inc.	3,274,260

		10,142,050

	Multiline Retail – 1.0%
29,300	Kohl’s Corp.	1,664,240

	Oil, Gas & Consumable Fuels – 6.1%
49,400	Apache Corp.	4,097,730
56,900	Cenovus Energy, Inc.	1,647,824
28,500	Devon Energy Corp.	1,907,505
31,000	ExxonMobil Corp.	3,028,080

		10,681,139

	Pharmaceuticals – 1.1%
37,100	Sanofi, ADR	1,939,588

Shares	Description	Value (†)
Common Stocks – continued
	Road & Rail – 1.3%
12,200	Union Pacific Corp.	$2,289,452

	Semiconductors & Semiconductor Equipment – 5.4%
102,100	Applied Materials, Inc.	2,084,882
142,300	Intel Corp.	3,672,763
77,500	Texas Instruments, Inc.	3,654,125

		9,411,770

	Software – 4.4%
84,400	Microsoft Corp.	3,459,556
105,100	Oracle Corp.	4,299,641

		7,759,197

	Specialty Retail – 1.9%
42,100	Home Depot, Inc. (The)	3,331,373

	Technology Hardware, Storage & Peripherals – 1.7%
5,450	Apple, Inc.	2,925,233

	Total Common Stocks (Identified Cost $146,019,929)	171,775,071

Principal Amount
Short-Term Investments – 1.8%
$3,131,034	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $3,131,034 on 04/01/2014 collateralized by $3,585,000 Federal Home Loan Bank, 3.500% due 03/04/2033 valued at $3,195,131 including accrued interest(c) (Identified Cost $3,131,034)	3,131,034

	Total Investments – 99.9% (Identified Cost $149,150,963)(a)	174,906,105
	Other assets less liabilities – 0.1%	195,250

	Net Assets – 100.0%	$175,101,355

*	Formerly Harris Associates Large Cap Value Fund.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2014, the net unrealized appreciation on investments based on a cost of $149,150,963 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$26,041,678
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(286,536)

Net unrealized appreciation	$25,755,142

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$171,775,071	$—	$—	$171,775,071
Short-Term Investments	—	3,131,034	—	3,131,034

Total	$171,775,071	$3,131,034	$—	$174,906,105

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2014, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2014 (Unaudited)

Banks	8.9%
Insurance	7.3
Capital Markets	7.2
Oil, Gas & Consumable Fuels	6.1
Media	5.8
Machinery	5.5
Semiconductors & Semiconductor Equipment	5.4
Health Care Equipment & Supplies	4.9
Software	4.4
IT Services	4.1
Food Products	3.7
Energy Equipment & Services	3.6
Consumer Finance	2.4
Health Care Providers & Services	2.3
Automobiles	2.3
Electronic Equipment, Instruments & Components	2.3
Air Freight & Logistics	2.3
Internet & Catalog Retail	2.0
Communications Equipment	2.0
Other Investments, less than 2% each	15.6
Short-Term Investments	1.8

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2014 (Unaudited)

Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 62.6% of Net Assets
Non-Convertible Bonds – 58.4%
	ABS Car Loan – 2.2%
$4,050,000	Ally Master Owner Trust, Series 2014-2, Class A, 0.526%, 1/16/2018(b)	$4,050,000
2,259,000	AmeriCredit Automobile Receivables Trust, Series 2013-4, Class D, 3.310%, 10/08/2019	2,331,162
4,253,253	Ford Credit Auto Owner Trust, Series 2013-C, Class A2, 0.550%, 4/15/2016(c)	4,256,941
5,575,000	Honda Auto Receivables Owner Trust, Series 2013-4, Class A3, 0.690%, 9/18/2017(c)	5,582,002
4,127,241	Nissan Auto Receivables Owner Trust, Series 2013-B, Class A2, 0.520%, 4/15/2016(c)	4,129,833
4,625,000	Nissan Auto Receivables Owner Trust, Series 2013-C, Class A3, 0.670%, 8/15/2018(c)	4,631,563
1,565,000	USAA Auto Owner Trust, Series 2012-1, Class A4, 0.570%, 8/15/2017	1,567,715

		26,549,216

	ABS Credit Card – 3.0%
3,145,000	American Express Credit Account Master Trust, Series 2013-1, Class A, 0.575%, 2/16/2021(b)(c)	3,158,718
1,860,000	American Express Credit Account Master Trust, Series 2013-3, Class A, 0.980%, 5/15/2019	1,856,970
2,050,000	BA Credit Card Trust, Series 2014-A1, Class A, 0.535%, 6/15/2021(b)	2,053,013
3,075,000	Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.960%, 9/16/2019	3,063,543
6,600,000	Chase Issuance Trust, Series 2013-A8, Class A8, 1.010%, 10/15/2018(c)	6,596,911
3,165,000	Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.320%, 9/07/2018	3,190,738
5,825,000	Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, 0.584%, 9/10/2020(b)	5,844,613
6,700,000	Citibank Credit Card Issuance Trust, Series 2013-A10, Class A10, 0.730%, 2/07/2018(c)	6,709,956
2,925,000	Citibank Credit Card Issuance Trust, Series 2014-A3, Class A3, 0.356%, 5/09/2018(b)	2,924,874
1,990,000	World Financial Network Credit Card Master Trust, Series 2014-A, Class A, 0.535%, 12/15/2019(b)	1,990,277

		37,389,613

	ABS Home Equity – 12.8%
1,279,304	Adjustable Rate Mortgage Trust, Series 2004-5, Class 5A1, 2.556%, 4/25/2035(b)	1,243,035
2,363,159	Adjustable Rate Mortgage Trust, Series 2004-5, Class 6A1, 2.617%, 4/25/2035(b)	2,334,862
1,096,798	Adjustable Rate Mortgage Trust 2004-4, Series 2004-4, Class 3A1, 2.685%, 3/25/2035(b)	1,034,381
1,169,012	Alternative Loan Trust, Series 2003-20CB, Class 2A1, 5.750%, 10/25/2033	1,227,340
1,012,291	Alternative Loan Trust, Series 2003-9T1, Class A7, 5.500%, 7/25/2033	1,032,135

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$2,541,645	Alternative Loan Trust 2005-J1, Series 2005-J1, Class 2A1, 5.500%, 2/25/2025	$2,589,171
1,515,861	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	1,562,298
1,652,887	Banc of America Alternative Loan Trust, Series 2003-10, Class 1A1, 5.500%, 12/25/2033	1,701,220
2,449,535	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	2,513,597
849,887	Banc of America Funding Corp., Series 2008-R4, Class 1A4, 0.604%, 7/25/2037, 144A(b)	537,626
2,340,929	Banc of America Funding Trust, Series 2004-B, Class 4A2, 2.580%, 11/20/2034(b)	2,220,994
1,014,190	Banc of America Funding Trust, Series 2005-5, Class A1, 5.500%, 9/25/2035	1,060,691
1,935,136	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	1,986,316
872,447	Bear Stearns ARM Trust, Series 2004-6, Class 2A1, 2.834%, 9/25/2034(b)	815,310
1,991,944	Chase Mortgage Finance Trust, Series 2007-A1, Class 3A1, 2.646%, 2/25/2037(b)	1,961,806
2,152,327	Citicorp Mortgage Securities Trust, Series 2006-4, Class 1A2, 6.000%, 8/25/2036	2,200,397
366,845	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.619%, 5/25/2035(b)	353,138
641,463	CitiMortgage Alternative Loan Trust, Series 2006-A3, Class 1A7, 6.000%, 7/25/2036	572,401
3,119,150	CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A1, 6.000%, 9/25/2036	2,713,342
2,220,871	CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A11, 6.000%, 6/25/2037	1,878,208
1,207,442	CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A3, 6.000%, 6/25/2037	1,021,144
2,012,369	CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1, 6.000%, 10/25/2037	1,747,217
2,770,884	Countrywide Alternative Loan Trust, Series 2003-4CB, Class 1A1, 5.750%, 4/25/2033(c)	2,879,159
1,326,949	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11, 5.500%, 8/25/2034	1,379,813
4,605,389	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.000%, 12/25/2034(c)	4,554,205
1,197,624	Countrywide Alternative Loan Trust, Series 2004-J3, Class 1A1, 5.500%, 4/25/2034	1,250,670
260,946	Countrywide Alternative Loan Trust, Series 2004-J7, Class 1A5, 5.527%, 8/25/2034	269,742
1,261,797	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.364%, 5/25/2035(b)	1,053,593
1,041,832	Countrywide Alternative Loan Trust, Series 2006-4CB, Class 2A2, 5.500%, 4/25/2036	961,867
824,256	Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3, 6.250%, 7/25/2036	560,737
905,474	Countrywide Alternative Loan Trust, Series 2007-4, Class 1A7, 5.750%, 4/25/2037	811,009
1,456,194	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-57, Class A11, 5.500%, 1/25/2034	1,519,548

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$247,332	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 2.501%, 9/20/2034(b)	$241,291
3,700,875	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3, 2.556%, 4/25/2035(b)	2,698,060
519,899	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.424%, 4/25/2035(b)	425,909
1,944,851	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-21, Class A17, 5.500%, 10/25/2035	1,793,016
2,229,478	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-10, Class 1A16, 6.000%, 5/25/2036	2,060,834
2,960,913	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-20, Class 1A35, 6.000%, 2/25/2037	2,721,671
1,018,183	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 7A1, 2.672%, 11/25/2033(b)	975,383
865,267	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 4A1, 2.603%, 12/25/2033(b)	832,202
2,713,659	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR3, Class 3A1, 2.573%, 5/25/2034(b)	2,628,651
406,896	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 3A4, 5.250%, 5/25/2028	413,634
1,306,309	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 5A4, 5.500%, 11/25/2035	1,161,975
682,453	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 4A1, 6.500%, 10/25/2021	564,978
1,684,174	Deutsche Alternative Mortgage Loan Trust Securities, Inc., Series 2005-3, Class 4A4, 5.250%, 6/25/2035	1,719,998
1,314,090	Deutsche Alternative Mortgage Loan Trust Securities, Inc., Series 2005-5, Class 1A4, 5.500%, 11/25/2035	1,222,602
2,072,335	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/2018, 144A	2,102,369
240,486	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	248,232
2,227,349	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.869%, 6/19/2035(b)(c)	2,218,872
931,377	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.108%, 7/19/2035(b)	858,269
322,590	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 2.761%, 12/25/2034(b)	288,478
1,932,177	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.753%, 12/25/2034(b)	1,931,087
884,443	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 2.710%, 7/25/2035(b)	819,090
2,945,000	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.679%, 9/25/2035(b)(c)	2,914,157
1,731,339	GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17, 6.000%, 9/25/2036	1,472,414
2,554,187	Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A, 0.264%, 5/25/2037(b)	1,714,759
1,220,357	IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1, 0.934%, 12/25/2034(b)	1,024,176

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$2,721,081	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.794%, 7/25/2045(b)	$2,465,985
3,202,454	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 3A1, 2.440%, 3/25/2036(b)	2,782,830
2,964,447	JPMorgan Mortgage Trust, Series 2005-A2, Class 3A2, 2.424%, 4/25/2035(b)(c)	2,964,127
1,195,305	JPMorgan Mortgage Trust, Series 2005-A5, Class 1A2, 2.858%, 8/25/2035(b)	1,201,915
3,384,099	JPMorgan Mortgage Trust, Series 2005-S3, Class 1A11, 6.000%, 1/25/2036(c)	2,979,523
3,040,084	JPMorgan Mortgage Trust, Series 2005-S3, Class 1A9, 6.000%, 1/25/2036	2,676,654
3,640,436	JPMorgan Mortgage Trust, Series 2006-A7, Class 2A4, 2.526%, 1/25/2037(b)	3,212,900
3,106,547	JPMorgan Mortgage Trust, Series 2007-S1, Class 2A22, 5.750%, 3/25/2037	2,550,705
238	Lehman XS Trust, Series 2006-12N, Class A2A1, 0.304%, 8/25/2046(b)(d)	238
2,715,991	Lehman XS Trust, Series 2006-4N, Class A2A, 0.374%, 4/25/2046(b)	1,983,662
538,954	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 3.144%, 5/25/2034(b)	522,273
3,372,339	MASTR Adjustable Rate Mortgages Trust, Series 2004-7, Class 3A1, 2.496%, 7/25/2034(b)	3,330,363
756,862	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1, 2.702%, 4/25/2036(b)	720,120
644,431	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.314%, 1/25/2047(b)	463,743
1,029,320	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033	1,066,047
564,111	MASTR Alternative Loan Trust, Series 2004-12, Class 6A2, 5.250%, 12/25/2034	568,230
1,170,650	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034	1,224,875
1,283,516	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034	1,355,244
2,859,808	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034	2,929,232
2,123,885	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A7, 6.000%, 3/25/2037	1,541,620
1,959,739	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A8, 6.000%, 3/25/2037	1,422,475
431,548	MLCC Mortgage Investors, Inc., Series 2006-2, Class 2A, 2.106%, 5/25/2036(b)	433,066
1,305,691	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035	1,218,971
2,800,000	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035(c)	2,848,983
898,888	Provident Funding Mortgage Loan Trust, Series 2005-2, Class 2A1A, 2.648%, 10/25/2035(b)	901,766
2,634,762	Residential Asset Securitization Trust, Series 2005-A8CB, Class A9, 5.375%, 7/25/2035(u)	2,213,795
1,047,183	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	1,077,878

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$1,288,436	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 6A, 2.655%, 9/25/2034(b)	$1,272,525
7,242,365	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 2A, 2.403%, 11/25/2034(b)(c)	7,131,818
714,589	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 0.464%, 7/25/2035(b)	588,801
1,860,050	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034	1,959,987
2,315,033	WaMu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1, 2.404%, 1/25/2035(b)	2,325,645
825,641	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 2A, 5.500%, 7/25/2034	870,889
1,438,428	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.284%, 9/25/2046(b)	1,359,061
3,146,552	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 2.034%, 1/25/2047(b)	2,835,550
428,888	Wells Fargo Mortgage Backed Securities Trust, Series 2003-J, Class 1A9, 2.612%, 10/25/2033(b)	436,134
1,539,397	Wells Fargo Mortgage Backed Securities Trust, Series 2004-A, Class A1, 2.634%, 2/25/2034(b)	1,568,356
629,314	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 2A3, 5.500%, 11/25/2035	658,013
759,839	Wells Fargo Mortgage Backed Securities Trust, Series 2005-12, Class 1A2, 5.500%, 11/25/2035	783,499
2,625,000	Wells Fargo Mortgage Backed Securities Trust, Series 2005-16, Class A18, 6.000%, 1/25/2036	2,601,588
1,129,881	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 2.614%, 6/25/2035(b)	1,144,028

		156,792,193

	ABS Other – 1.4%
1,518,359	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	1,555,735
2,775,469	Rise Ltd., Series 2014-1, Class A, 4.750%, 2/15/2039(b)(e)	2,817,101
511,923	Sierra Timeshare Receivables Funding LLC, Series 2012-1A, Class A, 2.840%, 11/20/2028, 144A	523,312
2,126,793	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A	2,134,964
4,687,118	Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 2.200%, 10/20/2030, 144A	4,703,907
1,895,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	1,890,346
3,586,333	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A	3,599,707

		17,225,072

	Aerospace & Defense – 0.9%
6,003,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A(c)	5,417,707
825,000	Rockwell Collins, Inc., 0.583%, 12/15/2016(b)	825,454

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Aerospace & Defense – continued
$5,905,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A(c)	$5,270,213

		11,513,374

	Airlines – 0.5%
2,505,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	2,536,538
825,000	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	830,659
2,765,000	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	2,872,752

		6,239,949

	Automotive – 3.2%
6,590,000	Daimler Finance North America LLC, 0.918%, 8/01/2016, 144A(b)(c)	6,649,613
5,250,000	Ford Motor Credit Co. LLC, 1.487%, 5/09/2016(b)(c)	5,337,738
670,000	Lear Corp., 5.375%, 3/15/2024	681,725
5,960,000	Nissan Motor Acceptance Corp., 0.786%, 3/03/2017, 144A(b)(c)	5,970,382
6,640,000	Nissan Motor Acceptance Corp., 0.935%, 9/26/2016, 144A(b)(c)	6,677,476
10,650,000	Toyota Motor Credit Corp., 0.526%, 5/17/2016(b)(c)	10,690,907
3,210,000	Volkswagen International Finance NV, 0.676%, 11/18/2016, 144A(b)	3,215,040

		39,222,881

	Banking – 3.6%
15,025,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)(c)	6,116,943
3,310,000	Bank of America Corp., 1.279%, 1/15/2019(b)	3,347,039
9,030,000	Bank of America Corp., 2.650%, 4/01/2019	9,058,797
9,280,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)(c)	7,679,757
11,135,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022(c)	11,661,429
6,150,000	Societe Generale S.A., 5.000%, 1/17/2024, 144A(c)	6,128,647

		43,992,612

	Brokerage – 0.1%
900,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	906,750

	Building Materials – 0.6%
2,250,000	Cemex Finance LLC, 5.250%, 4/01/2021, 144A, (EUR)	3,150,082
2,590,000	CPG Merger Sub LLC, 8.000%, 10/01/2021, 144A	2,784,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – continued
3,900,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	$1,435,214

		7,369,546

	Chemicals – 0.5%
3,170,000	Hercules, Inc., 6.500%, 6/30/2029(c)	2,789,600
3,230,000	Monsanto Co., 0.436%, 11/07/2016(b)	3,235,023

		6,024,623

	Collateralized Mortgage Obligations – 0.7%
30,030,055	Government National Mortgage Association, Series 2010-83, Class IO, 0.513%, 7/16/2050(b)(f)	944,926
12,907,635	Government National Mortgage Association, Series 2012-78, Class IO, 1.060%, 6/16/2052(b)(f)	909,240
74,248,008	Government National Mortgage Association, Series 2012-135, Class IO, 1.046%, 1/16/2053(b)(c)(f)	5,896,999
582,415	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.633%, 1/25/2036(b)	569,328

		8,320,493

	Commercial Mortgage-Backed Securities – 3.9%
950,000	Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class E, 6.553%, 5/11/2039, 144A(b)	976,491
4,565,000	CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, 5.546%, 4/15/2044, 144A(b)(c)	4,966,816
2,765,000	Citigroup Commercial Mortgage Trust, Series 2013-375P, Class D, 3.518%, 5/10/2035, 144A(b)	2,534,631
2,376,607	CW Capital Cobalt Ltd., Series 2006-C1, Class AM, 5.254%, 8/15/2048(c)	2,442,494
5,109,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.558%, 11/10/2046, 144A(b)(c)	5,285,685
1,300,000	Del Coronado Trust, Series 2013-HDMZ, Class M, 5.155%, 3/15/2018, 144A(b)	1,303,640
7,430,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 4.036%, 12/05/2031, 144A(b)(c)	7,696,930
4,340,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.819%, 8/10/2045(b)(c)	4,481,328
1,915,000	Hilton USA Trust, Series 2013-HLT, Class CFX, 3.714%, 11/05/2030, 144A	1,939,717
1,460,000	Hilton USA Trust, Series 2013-HLT, Class DFX, 4.407%, 11/05/2030, 144A	1,485,208
1,580,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 4.453%, 11/05/2030, 144A(b)	1,598,799
1,520,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049	1,589,134
984,112	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-JWMZ, Class M, 6.155%, 4/15/2018, 144A(b)	993,658
1,300,000	Morgan Stanley Capital I, Series 2011-C1, Class E, 5.252%, 9/15/2047, 144A(b)	1,351,411
2,125,000	Morgan Stanley Capital I, Series 2011-C2, Class E, 5.306%, 6/15/2044, 144A(b)	2,178,303

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Commercial Mortgage-Backed Securities – continued
$1,325,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.577%, 4/12/2049(b)	$1,438,291
5,175,000	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.466%, 2/15/2044, 144A(b)(c)	5,349,672

		47,612,208

	Construction Machinery – 1.5%
473,000	BlueLine Rental Finance Corp., 7.000%, 2/01/2019, 144A	500,197
17,660,000	Caterpillar Financial Services Corp., MTN, 0.474%, 2/26/2016(b)(c)	17,698,252
475,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	488,062

		18,686,511

	Consumer Cyclical Services – 0.5%
5,720,000	ServiceMaster Co. (The), 7.000%, 8/15/2020	6,056,050

	Diversified Manufacturing – 0.7%
2,200,000	Alfa SAB de CV, 6.875%, 3/25/2044, 144A	2,263,250
7,860,000	Ottawa Holdings Pte Ltd., 5.875%, 5/16/2018, 144A(c)	6,405,900

		8,669,150

	Electric – 1.2%
320,000	AES Corp., 5.500%, 3/15/2024	317,600
4,205,000	Cia de Eletricidade do Estado da Bahia, 11.750%, 4/27/2016, 144A, (BRL)	1,755,944
11,005,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(c)	12,348,711

		14,422,255

	Financial Other – 2.0%
6,100,000	Hyundai Capital Services, Inc., 1.035%, 3/18/2017, 144A(b)	6,107,064
5,176,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019, 144A(c)	5,266,580
4,420,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022, 144A	4,486,300
8,700,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A(c)	8,961,000

		24,820,944

	Food & Beverage – 1.0%
10,800,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)(c)	3,919,700
2,300,000	Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)	871,750
2,336,000	Crestview DS Merger Sub II, Inc., 10.000%, 9/01/2021, 144A	2,592,960
3,500,000	General Mills, Inc., Series FRN, 0.536%, 1/29/2016(b)(c)	3,503,353

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Food & Beverage – continued
$810,000		KeHE Distributors LLC/KeHE Finance Corp., 7.625%, 8/15/2021, 144A	$870,750

			11,758,513

		Government Owned – No Guarantee – 1.6%
8,020,000		Petrobras Global Finance BV, 6.250%, 3/17/2024	8,262,693
11,335,000		Petroleos de Venezuela S.A., 5.500%, 4/12/2037(c)	5,865,863
700,000	(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)(c)	5,593,539

			19,722,095

		Healthcare – 1.5%
5,450,000		Baxter International, Inc., 0.406%, 12/11/2014(b)(c)	5,456,006
2,505,000		BioScrip, Inc., 8.875%, 2/15/2021, 144A	2,611,463
1,740,000		Catamaran Corp., 4.750%, 3/15/2021	1,763,925
2,485,000		CHS/Community Health Systems, Inc., 6.875%, 2/01/2022, 144A	2,596,825
2,742,000		HCA, Inc., 5.000%, 3/15/2024	2,747,141
2,740,000		WellCare Health Plans, Inc., 5.750%, 11/15/2020	2,877,000

			18,052,360

		Home Construction – 0.3%
1,720,000		Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A(g)	191,350
2,830,000		KB Home, 7.000%, 12/15/2021(c)	3,045,787

			3,237,137

		Independent Energy – 0.7%
6,105,000		Continental Resources, Inc., 5.000%, 9/15/2022(c)	6,410,250
1,705,000		Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 4/01/2022, 144A	1,736,969
7,460,000		OGX Austria GmbH, 8.375%, 4/01/2022, 144A(g)	335,700
4,420,000		OGX Austria GmbH, 8.500%, 6/01/2018, 144A(g)	221,000

			8,703,919

		Integrated Energy – 0.2%
2,935,000		BP Capital Markets PLC, 0.656%, 11/07/2016(b)	2,947,113

		Life Insurance – 1.5%
8,600,000		Assicurazioni Generali SpA, EMTN, (fixed rate to 12/12/2022, variable rate thereafter), 7.750%, 12/12/2042, (EUR)(c)	14,144,953

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
$3,300,000	MetLife Capital Trust IV, 7.875%, 12/15/2067, 144A(c)	$3,894,000

		18,038,953

	Lodging – 0.2%
2,105,000	Host Hotels & Resorts LP, 5.250%, 3/15/2022	2,290,404

	Media Cable – 0.2%
3,050,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	3,088,125

	Media Non-Cable – 0.1%
840,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	907,200

	Metals & Mining – 0.1%
1,076,000	Allegheny Technologies, Inc., 5.950%, 1/15/2021	1,135,720

	Non-Captive Diversified – 0.4%
4,700,000	General Electric Capital Corp., Series A, (fixed rate to 6/15/2022, variable rate thereafter), 7.125%(c)(h)	5,358,000

	Oil Field Services – 0.6%
294,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022, 144A	299,145
3,436,067	Schahin II Finance Co. SPV Ltd., 5.875%, 9/25/2023, 144A(c)	3,311,509
3,310,000	Shell International Finance BV, 0.446%, 11/15/2016(b)	3,313,472

		6,924,126

	Packaging – 0.3%
2,930,000	Ardagh Packaging Finance PLC, 9.125%, 10/15/2020, 144A	3,266,950

	Pharmaceuticals – 0.2%
3,070,000	Johnson & Johnson, 0.303%, 11/28/2016(b)	3,073,282

	Railroads – 0.4%
4,700,000	Canadian National Railway Co., 0.437%, 11/06/2015(b)(c)	4,700,028

	Sovereigns – 0.2%
7,091,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)(c)	2,929,842

	Technology – 1.1%
5,015,000	Blackboard, Inc., 7.750%, 11/15/2019, 144A(c)	5,253,213
2,855,000	iGATE Corp., 4.750%, 4/15/2019, 144A	2,865,706

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Technology – continued
$4,900,000		Jabil Circuit, Inc., 4.700%, 9/15/2022(c)	$4,844,875

			12,963,794

		Textile – 0.1%
1,080,000		Phillips-Van Heusen Corp., 7.750%, 11/15/2023	1,263,532

		Treasuries – 6.6%
2,610,000,000		Hungary Government Bond, 5.500%, 12/22/2016, (HUF)(c)	12,132,397
4,271,000	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(c)	34,118,471
465,000	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/09/2022, (MXN)(c)	3,670,496
1,860,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 11/13/2042, (MXN)(c)	15,244,079
1,700,500	(††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)(c)	14,862,478
130,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	1,126,894

			81,154,815

		Wirelines – 1.8%
3,150,000		Columbus International, Inc., 7.375%, 3/30/2021, 144A	3,240,563
7,800,000		Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)(c)	3,102,468
2,800,000		Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,611,000
480,000		Telecom Italia Capital S.A., 7.200%, 7/18/2036	488,400
12,225,000		Verizon Communications, Inc., 4.150%, 3/15/2024	12,419,964

			21,862,395

		Total Non-Convertible Bonds (Identified Cost $718,053,111)	715,191,743

Convertible Bonds – 4.2%
		Automotive – 0.7%
3,195,000		Ford Motor Co., 4.250%, 11/15/2016(c)	5,784,947
755,000		TRW Automotive, Inc., 3.500%, 12/01/2015	2,093,709

			7,878,656

		Healthcare – 0.3%
3,155,000		Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(i)	3,224,016

		Independent Energy – 0.0%
425,000		Chesapeake Energy Corp., 2.750%, 11/15/2035	442,797

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Metals & Mining – 0.3%
$2,195,000	Peabody Energy Corp., 4.750%, 12/15/2066	$1,775,206
1,840,000	United States Steel Corp., 2.750%, 4/01/2019	2,383,950

		4,159,156

	Oil Field Services – 0.2%
2,445,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	2,782,716

	Pharmaceuticals – 0.9%
449,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	491,935
623,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	691,530
2,210,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016(c)	6,874,481
750,000	Mylan, Inc., 3.750%, 9/15/2015	2,756,719

		10,814,665

	Retailers – 0.6%
4,430,000	priceline.com, Inc., 0.350%, 6/15/2020, 144A(c)	5,230,169
1,603,000	priceline.com, Inc., 1.000%, 3/15/2018	2,269,247

		7,499,416

	Technology – 1.2%
1,810,000	Ciena Corp., 3.750%, 10/15/2018, 144A	2,532,869
2,085,000	Intel Corp., 3.250%, 8/01/2039	2,915,090
310,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032	769,769
915,000	Novellus Systems, Inc., 2.625%, 5/15/2041	1,561,791
1,985,000	Nuance Communications, Inc., 2.750%, 11/01/2031	1,988,722
1,675,000	SanDisk Corp., 1.500%, 8/15/2017	2,754,328
1,015,000	Xilinx, Inc., 2.625%, 6/15/2017	1,903,125

		14,425,694

	Total Convertible Bonds (Identified Cost $44,422,923)	51,227,116

	Total Bonds and Notes (Identified Cost $762,476,034)	766,418,859

Senior Loans – 20.7%
	Aerospace & Defense – 0.1%
641,875	Sequa Corp., New Term Loan B, 5.250%, 6/19/2017(b)	627,966

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Aerospace & Defense – continued
$693,731	Transdigm, Inc., Term Loan C, 3.750%, 2/28/2020(b)	$693,731

		1,321,697

	Automotive – 0.6%
664,253	Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.863%, 4/27/2020(j)	664,253
778,930	American Tire Distributors Holdings, Inc., Term Loan B, 6/01/2018(k)	782,825
4,078,066	Chrysler Group LLC, New Term Loan B, 3.500%, 5/24/2017(b)	4,075,538
945,238	Dealertrack Technologies, Inc., Term Loan B, 3.500%, 2/28/2021(b)	947,601
1,163,000	Navistar International Corp., Term Loan B, 5.750%, 8/17/2017(b)	1,181,410

		7,651,627

	Banking – 0.2%
1,818,482	Harland Clarke Holdings Corp., Extended Term Loan B2, 5.484%, 6/30/2017(b)	1,815,645

	Building Materials – 0.3%
1,117,385	Quikrete Holdings, Inc., 1st Lien Term Loan, 4.000%, 9/28/2020(b)	1,118,547
2,811,530	Wilsonart LLC, Term Loan B, 4.000%, 10/31/2019(b)	2,803,630

		3,922,177

	Chemicals – 1.6%
1,615,789	Arysta LifeScience Corp., 1st Lien Term Loan, 4.500%, 5/29/2020(b)	1,616,468
3,255,808	Ascend Performance Materials LLC, Term Loan B, 6.750%, 4/10/2018(b)	3,190,692
1,636,228	Axalta Coating Systems U.S. Holdings, Inc., USD Term Loan, 4.000%, 2/01/2020(b)	1,636,228
413,484	Chemtura Corp., Term Loan B, 3.500%, 8/27/2016(b)	415,725
2,765,000	Huntsman International LLC, Incremental Term Loan, 10/15/2020(k)	2,765,000
1,191,000	MacDermid, Inc., 1st Lien Term Loan, 4.000%, 6/07/2020(b)	1,193,084
680,582	Nexeo Solutions LLC, Incremental Term Loan, 5.000%, 9/08/2017(b)	680,582
2,508,527	Nexeo Solutions LLC, Term Loan B, 5.000%, 9/08/2017(b)	2,508,527
741,265	OCI Beaumont LLC, Term Loan B2, 6.250%, 8/20/2019(b)	748,677
1,285,448	Taminco Global Chemical Corp., USD Term Loan B3, 3.250%, 2/15/2019(b)	1,281,271
731,473	Tata Chemicals North America, Inc., Term Loan B, 3.750%, 8/07/2020(b)	733,301
3,319,315	Univar, Inc., Term Loan B, 5.000%, 6/30/2017(b)	3,309,157

		20,078,712

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Consumer Cyclical Services – 0.9%
$2,390,385	Affinion Group, Inc., Term Loan B, 6.750%, 10/09/2016(b)	$2,353,836
1,073,000	AVSC Holding Corp., 1st Lien Term Loan, 4.500%, 1/22/2021(b)	1,078,365
294,632	Garda World Security Corp., Delayed Draw Term Loan, 4.000%, 11/06/2020(b)	295,000
1,151,743	Garda World Security Corp., New Term Loan B, 4.000%, 11/06/2020(b)	1,153,183
2,975,000	IMG Worldwide, Inc., 1st Lien Term Loan, 5/06/2021(k)	2,954,562
2,411,700	Inmar Holdings, Inc., 1st Lien Term Loan, 4.250%, 1/27/2021(b)	2,390,597
330,173	Realogy Corp., New Term Loan B, 3.750%, 3/05/2020(b)	331,163
619,889	Spin Holdco, Inc., New Term Loan B, 4.250%, 11/14/2019(b)	618,804

		11,175,510

	Consumer Products – 0.6%
2,477,550	Catalina Marketing Corp., Term Loan B, 5.250%, 10/11/2020(b)	2,474,453
1,064,650	Jarden Corp., Add-On Term Loan B1, 2.903%, 9/30/2020(b)	1,063,990
654,107	Serta Simmons Holdings LLC, Term Loan, 4.250%, 10/01/2019(b)	656,109
2,768,092	Tempur-Pedic International, Inc., Refi Term Loan B, 3.500%, 3/18/2020(b)	2,755,995

		6,950,547

	Electric – 0.5%
1,837,118	Calpine Construction Finance Co. LP, Original Term Loan B1, 3.000%, 5/03/2020(b)	1,803,590
465,500	Calpine Corp., Delayed Draw Term Loan, 4.000%, 10/30/2020(b)	466,520
615,625	Calpine Corp., Term Loan B3, 4.000%, 10/09/2019(b)	616,782
2,786,850	NRG Energy, Inc., Refi Term Loan B, 2.750%, 7/02/2018(b)	2,759,846

		5,646,738

	Entertainment – 0.3%
1,063,613	Activision Blizzard, Inc., Term Loan B, 3.250%, 10/12/2020(b)	1,062,549
1,925,000	Kasima LLC, New Term Loan B, 3.250%, 5/17/2021(b)	1,910,562

		2,973,111

	Environmental – 0.1%
972,115	Allflex Holdings III, Inc., New 1st Lien Term Loan, 4.250%, 7/17/2020(b)	973,738

	Financial Other – 0.5%
2,468,813	American Beacon Advisors, Inc., Term Loan B, 4.750%, 11/22/2019(b)	2,481,156
1,085,799	Duff & Phelps Investment Management Co., Term Loan B, 4.500%, 4/23/2020(b)	1,089,534

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Financial Other – continued
$1,241,888	Grosvenor Capital Management Holdings LLP, New Term Loan B, 3.750%, 1/04/2021(b)	$1,234,908
671,098	Harbourvest Partners LLC, New Term Loan, 3.250%, 2/04/2021(b)	666,065

		5,471,663

	Food & Beverage – 1.4%
2,700,000	Aramark Corp., USD Term Loan F, 3.250%, 2/24/2021(b)	2,672,433
5,150,000	Big Heart Pet Brands, New Term Loan, 3.500%, 3/08/2020(b)	5,133,932
1,115,000	Del Monte Foods, Inc., 1st Lien Term Loan, 4.250%, 2/18/2021(b)	1,116,371
2,832,900	DS Waters of America, Inc., New Term Loan, 5.250%, 8/30/2020(b)	2,875,394
1,628,000	New HB Acquisition LLC, Term Loan, 6.750%, 4/09/2020(b)	1,691,085
1,079,202	Pinnacle Foods Finance LLC, Term Loan G, 4/29/2020(k)	1,073,320
719,730	Pinnacle Foods Finance LLC, Term Loan G, 3.250%, 4/29/2020(b)	715,808
1,308,392	Reddy Ice Corp., 1st Lien Term Loan, 6.751%, 5/01/2019(j)	1,295,308

		16,573,651

	Gaming – 0.3%
1,343,250	Boyd Gaming Corp., Term Loan B, 4.000%, 8/14/2020(b)	1,343,922
2,626,796	Las Vegas Sands LLC, New Term Loan B, 3.250%, 12/19/2020(b)	2,622,251

		3,966,173

	Health Insurance – 0.3%
3,023,692	Sedgwick, Inc., 1st Lien Term Loan, 3.750%, 3/01/2021(b)	2,989,675

	Healthcare – 0.9%
605,306	Community Health Systems, Inc., Term Loan D, 4.250%, 1/27/2021(b)	609,961
506,730	Connolly Holdings, Inc., New 1st Lien Term Loan, 5.000%, 1/29/2021(b)	511,377
873,673	National Mentor Holdings, Inc., Term Loan B, 4.750%, 1/31/2021(b)	878,312
1,441,097	Planet Fitness Holdings LLC, Term Loan, 3/31/2021(k)	1,441,097
3,059,625	Renaissance Learning, Inc., 1st Lien Term Loan B, 6.250%, 10/16/2020(b)	3,063,449
3,169,075	Springer Science+Business Media Deutschland GmbH, USD Term Loan B2, 5.000%, 8/14/2020(b)	3,171,452
265,000	TriZetto Group, Inc. (The), 2nd Lien Term Loan D, 8.500%, 3/28/2019(b)	266,325
1,275,465	TriZetto Group, Inc. (The), Term Loan B, 4.750%, 5/02/2018(b)	1,269,088

		11,211,061

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Independent Energy – 0.3%
$1,214,897	Fieldwood Energy LLC, 1st Lien Term Loan, 3.875%, 9/28/2018(b)	$1,214,678
2,258,658	SRAM LLC, New Term Loan B, 4.008%, 4/10/2020(j)	2,247,364

		3,462,042

	Industrial Other – 2.3%
3,269,970	Brand Energy & Infrastructure Services, Inc., New Term Loan B, 4.750%, 11/26/2020(b)	3,278,145
1,097,250	Brickman Group Ltd. LLC, 1st Lien Term Loan, 4.000%, 12/18/2020(b)	1,098,446
2,333,153	Crosby U.S. Acquisition Corp., 1st Lien Term Loan, 4.000%, 11/23/2020(b)	2,319,550
864,833	Filtration Group Corp., 1st Lien Term Loan, 4.500%, 11/21/2020(b)	869,875
3,980,000	Gardner Denver, Inc., USD Term Loan, 4.250%, 7/30/2020(b)	3,978,209
2,825,800	Generac Power Systems, Inc., Term Loan B, 3.500%, 5/31/2020(b)	2,823,681
519,294	Mirror Bidco Corp., New Term Loan, 4.250%, 12/28/2019(b)	520,161
1,980,050	Pacific Industrial Services U.S. Finco LLC, USD 1st Lien Term Loan, 5.000%, 10/02/2018(b)	2,004,801
1,945,222	Pinnacle Operating Corp., Term Loan, 4.750%, 11/15/2018(b)	1,947,653
6,392,219	Silver II U.S. Holdings LLC, Term Loan, 4.000%, 12/13/2019(b)	6,374,256
2,538,369	TNT Crane & Rigging, Inc., 1st Lien Term Loan, 5.500%, 11/27/2020(b)	2,563,753
755,205	Virtuoso U.S. LLC, USD Term Loan, 4.750%, 2/11/2021(b)	758,664
92,368	WESCO Distribution, Inc., Term Loan B, 3.750%, 12/12/2019(b)	92,570

		28,629,764

	Lodging – 0.3%
2,612,978	Hilton Worldwide Finance LLC, USD Term Loan B2, 4.000%, 10/26/2020(b)	2,616,009
935,000	La Quinta Intermediate Holdings LLC, Term Loan B, 4/14/2021(k)	934,420

		3,550,429

	Media Cable – 0.5%
3,206,708	CSC Holdings, Inc., New Term Loan B, 2.653%, 4/17/2020(b)	3,163,834
3,295,000	Virgin Media Investment Holdings Ltd., USD Term Loan B, 3.500%, 6/05/2020(b)	3,286,202

		6,450,036

	Media Non-Cable – 0.5%
907,332	Cumulus Media Holdings, Inc., 2013 Term Loan, 4.250%, 12/23/2020(b)	910,735
1,126,738	Getty Images, Inc., Term Loan B, 4.750%, 10/18/2019(b)	1,079,088

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Media Non-Cable – continued
$1,184,032	Sinclair Television Group, Inc., Term Loan B, 3.000%, 4/09/2020(b)	$1,167,017
2,822,925	Tribune Co., 2013 Term Loan, 4.000%, 12/27/2020(b)	2,820,102

		5,976,942

	Metals & Mining – 0.7%
1,540,819	Metal Services LLC, Term Loan B, 6.000%, 6/30/2017(b)	1,549,802
1,692,420	Murray Energy Corp., 1st Lien Term Loan, 5.250%, 12/05/2019(b)	1,705,113
2,278,550	Peabody Energy Corp., Term Loan B, 4.250%, 9/24/2020(b)	2,281,922
3,391,500	TMS International Corp., New Term Loan B, 4.500%, 10/16/2020(b)	3,395,740

		8,932,577

	Non-Captive Diversified – 0.2%
2,955,000	International Lease Finance Corp., New Term Loan B, 3.500%, 3/06/2021(b)	2,955,621

	Oil Field Services – 0.2%
1,443,095	Pacific Drilling S.A., Term Loan B, 4.500%, 6/04/2018(b)	1,447,785
340,000	Pinnacle Holdco S.a.r.l., 2nd Lien Term Loan, 10.500%, 7/24/2020(b)	343,682
630,231	Stallion Oilfield Services Ltd., Term Loan B, 8.000%, 6/19/2018(b)	643,624

		2,435,091

	Other Utility – 0.0%
457,543	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	454,875
31,074	PowerTeam Services LLC, Delayed Draw Term Loan, 3.250%, 5/06/2020(l)	30,894
23,376	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(b)	23,239

		509,008

	Packaging – 0.1%
453,000	Ardagh Holdings USA, Inc., Incremental Term Loan, 12/17/2019(k)	452,810
612,465	Ardagh Holdings USA, Inc., USD Term Loan B, 4.250%, 12/17/2019(b)	614,382

		1,067,192

	Pharmaceuticals – 1.3%
1,373,000	Akorn, Inc., Term Loan B, 4/16/2021(k)	1,385,014
2,271,582	Amneal Pharmaceuticals LLC, New Term Loan, 5.753%, 11/01/2019(j)	2,280,101
3,243,000	Grifols Worldwide Operations USA, Inc., USD Term Loan B, 2/27/2021(k)	3,239,627
994,000	IMS Health, Inc., New USD Term Loan, 3.750%, 3/17/2021(b)	991,694

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Pharmaceuticals – continued
$1,562,000	JLL/Delta Dutch Newco BV, USD 2021 Term Loan, 4.250%, 3/11/2021(b)	$1,552,800
1,866,000	Mallinckrodt International Finance S.A., Term Loan B, 3.500%, 3/19/2021(b)	1,865,776
839,838	PharMedium Healthcare Corp., 1st Lien Term Loan, 4.250%, 1/28/2021(b)	839,317
2,601,762	Quintiles Transnational Corp., Term Loan B3, 3.750%, 6/08/2018(b)	2,599,811
1,532,014	Salix Pharmaceuticals Ltd., Term Loan, 4.250%, 1/02/2020(b)	1,545,419

		16,299,559

	Pipelines – 0.2%
1,930,000	Energy Transfer Equity LP, New Term Loan, 3.250%, 12/02/2019(b)	1,924,847

	Property & Casualty Insurance – 0.4%
1,155,384	AmWINS Group LLC, New Term Loan, 5.000%, 9/06/2019(b)	1,162,247
2,621,792	Cooper Gay Swett & Crawford Ltd., 1st Lien Term Loan, 5.000%, 4/16/2020(b)	2,621,792
1,115,000	Cooper Gay Swett & Crawford Ltd., 2nd Lien Term Loan, 8.250%, 10/16/2020(b)	1,084,337

		4,868,376

	Restaurants – 0.0%
443,571	Brasa Holdings, Inc., 2nd Lien Term Loan, 11.000%, 1/20/2020(b)	445,789

	Retailers – 0.5%
706,450	Harbor Freight Tools USA, Inc., New 1st Lien Term Loan, 4.750%, 7/26/2019(b)	713,077
1,493,875	Hudson’s Bay Co., 1st Lien Term Loan, 4.750%, 11/04/2020(b)	1,512,548
1,190,000	J Crew Group, Inc., New Term Loan B, 3/05/2021(k)	1,186,728
1,023,000	J Crew Group, Inc., New Term Loan B, 4.080%, 3/05/2021(j)	1,020,187
1,920,565	The Talbots, Inc., 1st Lien Term Loan, 3/19/2020(k)	1,918,164

		6,350,704

	Supermarkets – 0.1%
631,825	Acosta, Inc., New Term Loan B, 4.250%, 3/02/2018(b)	634,036
968,980	Sprouts Farmers Markets Holdings LLC, New Term Loan, 4.000%, 4/23/2020(b)	968,380

		1,602,416

	Technology – 3.0%
7,861,944	Alcatel-Lucent USA, Inc., USD Term Loan C, 4.500%, 1/30/2019(b)	7,895,121
2,890,000	Aptean, Inc., 1st Lien Term Loan, 5.250%, 2/26/2020(b)	2,897,225
2,276,234	Blackboard, Inc., Term Loan B3, 4.750%, 10/04/2018(b)	2,291,598

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Technology – continued
$1,530,824	BMC Software Finance, Inc., Term Loan, 5.000%, 9/10/2020(b)	$1,529,738
3,066,768	BMC Software Finance, Inc., USD Term Loan, 5.000%, 9/10/2020(b)	3,070,049
2,892,750	Dell, Inc., USD Term Loan B, 4.500%, 4/29/2020(b)	2,871,662
1,240,000	Entegris, Inc., Term Loan B, 4/30/2021(k)	1,236,900
3,145,589	Infor (U.S.), Inc., USD Term Loan B5, 3.750%, 6/03/2020(b)	3,133,793
1,100,000	IQOR U.S., Inc., Term Loan B, 4/01/2021(k)	1,067,000
2,198,964	Microsemi Corp., Term Loan B2, 4.204%, 2/19/2020(j)	2,193,466
965,138	Nuance Communications, Inc., Term Loan C, 2.910%, 8/07/2019(b)	954,454
1,457,675	NXP BV, Term Loan D, 3.750%, 1/11/2020(b)	1,451,844
1,070,318	Oberthur Technologies of America Corp., USD Term Loan B2, 4.500%, 10/18/2019(b)	1,077,895
1,805,475	Open Text Corp., Term Loan B, 3.250%, 1/16/2021(b)	1,804,717
850,000	Rocket Software, Inc., 2nd Lien Term Loan, 10.250%, 2/08/2019(b)	851,420
832,465	SunGard Data Systems, Inc., Term Loan E, 4.000%, 3/08/2020(b)	834,546
1,680,000	Verint Systems, Inc., USD Term Loan, 3.500%, 9/06/2019(b)	1,674,540

		36,835,968

	Textile – 0.1%
1,184,000	Nine West Holdings, Inc., Term Loan B, 10/08/2019(k)	1,187,457

	Transportation Services – 0.1%
157,639	Drew Marine Partners LP, 1st Lien Term Loan, 4.500%, 11/19/2020(b)	158,427
789,123	FPC Holdings, Inc., 1st Lien Term Loan, 5.250%, 11/19/2019(b)	778,076

		936,503

	Wireless – 0.7%
3,073,804	Asurion LLC, New Term Loan B1, 5.000%, 5/24/2019(b)	3,078,814
927,988	Asurion LLC, New Term Loan B2, 4.250%, 7/08/2020(b)	924,174
3,364,589	Crown Castle International Corp., Non-Extended Incremental B, 3.250%, 1/31/2019(b)	3,360,047
685,000	SBA Senior Finance II LLC, Term Loan B1, 3/24/2021(k)	681,945
685,000	SBA Senior Finance II LLC, Term Loan B1, 3.250%, 3/24/2021(b)	681,945

		8,726,925

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Wirelines – 0.6%
$1,308,425	Cincinnati Bell, Inc., New Term Loan B, 4.000%, 9/10/2020(b)	$1,307,614
475,200	Integra Telecom, Inc., Term Loan B, 5.250%, 2/22/2019(b)	477,239
2,140,810	Level 3 Financing, Inc., 2020 Term Loan B, 4.000%, 1/15/2020(b)	2,143,486
542,007	Level 3 Financing, Inc., New 2019 Term Loan, 4.000%, 8/01/2019(b)	543,226
2,022,223	LTS Buyer LLC, 1st Lien Term Loan, 4.000%, 4/13/2020(b)	2,008,331
810,628	Zayo Group LLC, Term Loan B, 4.000%, 7/02/2019(b)	810,831

		7,290,727

	Total Senior Loans (Identified Cost $252,105,021)	253,159,698

Shares
Common Stocks – 5.2%
	Automobiles – 0.5%
99,173	General Motors Co.	3,413,535
19,989	Toyota Motor Corp., Sponsored ADR	2,256,758

		5,670,293

	Banks – 0.1%
23,543	HSBC Holdings PLC, Sponsored ADR	1,196,691

	Chemicals – 0.6%
82,634	Dow Chemical Co. (The)	4,015,186
29,800	Rockwood Holdings, Inc.	2,217,120
54,452	Tronox Ltd., Class A	1,294,324

		7,526,630

	Diversified Telecommunication Services – 0.5%
58,003	AT&T, Inc.	2,034,165
83,630	Verizon Communications, Inc.	3,978,279

		6,012,444

	Food & Staples Retailing – 0.4%
35,903	CVS Caremark Corp.	2,687,698
25,113	Wal-Mart Stores, Inc.	1,919,387

		4,607,085

	Gas Utilities – 0.1%
58,444	Tokyo Gas Co Ltd., ADR	1,196,933

	Industrial Conglomerates – 0.1%
10,144	Siemens AG, Sponsored ADR	1,370,961

	Oil, Gas & Consumable Fuels – 0.3%
21,550	ExxonMobil Corp.	2,105,004
54,651	Statoil ASA, Sponsored ADR	1,542,251

		3,647,255

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – 1.5%
28,438	Bayer AG, Sponsored ADR	$3,846,524
64,155	Eli Lilly & Co.	3,776,163
24,258	GlaxoSmithKline PLC, Sponsored ADR	1,296,105
29,105	Johnson & Johnson	2,858,984
62,096	Pfizer, Inc.	1,994,524
71,312	Roche Holding AG, ADR	2,689,889
36,223	Sanofi, ADR	1,893,738

		18,355,927

	Semiconductors & Semiconductor Equipment – 0.2%
19,771	KLA-Tencor Corp.	1,366,967
32,227	Texas Instruments, Inc.	1,519,503

		2,886,470

	Technology Hardware, Storage & Peripherals – 0.2%
12,269	Canon, Inc., Sponsored ADR	381,075
80,565	EMC Corp.	2,208,287

		2,589,362

	Tobacco – 0.3%
34,555	Altria Group, Inc.	1,293,394
11,732	British American Tobacco PLC, Sponsored ADR	1,307,297
14,375	Philip Morris International, Inc.	1,176,881

		3,777,572

	Trading Companies & Distributors – 0.3%
47,823	Mitsubishi Corp., Sponsored ADR	1,775,190
6,777	Mitsui & Co. Ltd., Sponsored ADR	1,911,588

		3,686,778

	Wireless Telecommunication Services – 0.1%
40,938	Vodafone Group PLC, Sponsored ADR	1,506,928

	Total Common Stocks (Identified Cost $59,008,082)	64,031,329

Preferred Stocks – 4.6%
Convertible Preferred Stocks – 2.8%
	Banking – 0.3%
1,388	Bank of America Corp., Series L, 7.250%	1,588,163
2,240	Wells Fargo & Co., Series L, Class A, 7.500%(c)	2,627,520

		4,215,683

	Electric – 0.1%
9,050	NextEra Energy, Inc., 5.889%	555,037

	Independent Energy – 0.2%
1,977	Chesapeake Energy Corp., Series A, 5.750%, 144A	2,210,533

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Metals & Mining – 0.4%
130,975	ArcelorMittal, 6.000%	$3,140,781
77,732	Cliffs Natural Resources, Inc., 7.000%	1,611,384

		4,752,165

	REITs—Diversified – 1.3%
41,171	Crown Castle International Corp., Series A, 4.500%	4,174,328
223,896	Weyerhaeuser Co., Series A, 6.375%(c)	12,224,721

		16,399,049

	REITs—Healthcare – 0.0%
8,000	Health Care REIT, Inc., Series I, 6.500%	444,240

	REITs—Mortgage – 0.4%
67,436	iStar Financial, Inc., Series J, 4.500%(c)	4,332,763

	Utility Other – 0.1%
9,938	Dominion Resources, Inc., Series B, 6.000%	574,118
11,055	Dominion Resources, Inc., Series A, 6.125%	635,663

		1,209,781

	Total Convertible Preferred Stocks (Identified Cost $31,044,155)	34,119,251

Non-Convertible Preferred Stocks – 1.8%
	Banking – 1.3%
6,776	Ally Financial, Inc., Series G, 7.000%, 144A(c)	6,692,570
148,056	Capital One Financial Corp., Series B, 6.000%(c)	3,473,394
247,273	SunTrust Banks, Inc., Series E, 5.875%(c)	5,553,752

		15,719,716

	Media Cable – 0.3%
4,040,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(c)	4,080,400

	Property & Casualty Insurance – 0.2%
102,000	Montpelier Re Holdings Ltd., 8.875%(c)	2,745,840

	Total Non-Convertible Preferred Stocks (Identified Cost $23,054,349)	22,545,956

	Total Preferred Stocks (Identified Cost $54,098,504)	56,665,207

Shares	Description	Value (†)
Exchange Traded Funds – 1.0%
253,847	WisdomTree Japan Hedged Equity Fund (Identified Cost $12,158,407)	$12,017,117

Notional Amount/ Units of Currency(†††)
Purchased Swaptions – 0.3%
	Interest Rate Swaptions – 0.3%
$125,000,000	1-year Interest Rate Swap Put, expiring 9/15/2014, Pay 3-month LIBOR, Receive 0.843%(m)(n)	560,125
114,500,000	10-year Interest Rate Swap Call, expiring 6/22/2015, Pay 3.518%, Receive 3-month LIBOR(m)(n)	2,863,531

	Total Purchased Swaptions (Identified Cost $5,936,835)	3,423,656

Purchased Options – 0.0%
	Over-the-Counter Options on Currency – 0.0%
36,000,000	CLP Call, expiring May 22, 2014 at 549.50(o)(p)	484,200
42,000,000	KRW Put, expiring May 15, 2014 at 1099(o)(q)	101,976

	Total Purchased Options (Identified Cost $457,800)	586,176

Principal Amount (‡)
Short-Term Investments – 5.8%
1,735,646	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2014 at 0.000% to be repurchased at $1,735,646 on 4/01/2014 collateralized by $1,885,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $1,771,634 including accrued interest(r)	1,735,646
59,625,947	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $59,625,947 on 4/01/2014 collateralized by $60,315,000 U.S. Treasury Note, 1.375% due 9/30/2018 valued at $59,711,850; $1,085,000 U.S. Treasury Note, 1.500% due 6/30/2016 valued at $1,110,769 including accrued interest(r)	59,625,947
9,400,000	U.S. Treasury Bills, 0.060%-0.106%, 8/21/2014(s)(t)(u)	9,397,866

	Total Short-Term Investments (Identified Cost $70,759,366)	70,759,459

	Total Investments – 100.2% (Identified Cost $1,217,000,049)(a)	1,227,061,501
	Other assets less liabilities – (0.2)%	(2,063,344)

	Net Assets – 100.0%	$1,224,998,157

Notional Amount
Written Swaptions – (0.1%)
	Interest Rate Swaptions – (0.1%)
$114,500,000	10-year Interest Rate Swap Call, expiring 6/22/2015, Pay 3-month LIBOR, Receive 4.018%(m)(n) (Premiums Received $3,740,333)	$(1,378,809)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively.

Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively.

Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available.

Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on prices obtained from broker-dealers.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Interest rate swaptions are expressed as notional amount. Options on currency are expressed as units of currency.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At March 31, 2014, the net unrealized appreciation on investments based on a cost of $1,217,562,709 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$38,762,560
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(29,263,768)

Net unrealized appreciation	$9,498,792

At December 31, 2013, the Fund had a short-term capital loss carryforward of $28,564,283 with no expiration date and a long-term capital loss carryforward of $6,849,896 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of March 31, 2014 is disclosed.
(c)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts, swap agreements or interest rate swaptions.
(d)	The issuer is making partial payments with respect to principal.
(e)	Illiquid security. At March 31, 2014, the value of this security amounted to $2,817,101 or 0.2% of net assets.
(f)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Perpetual bond with no specified maturity date.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at March 31, 2014.
(k)	Position is unsettled. Contract rate was not determined at March 31, 2014 and does not take effect until settlement date.
(l)	Unfunded loan commitment. Represents a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(m)	The Fund may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate.

When the Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked to market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When the Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

Over-the-counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

(n)	Counterparty is Citibank, N.A.
(o)	The Fund may enter into option contracts. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

(p)	Counterparty is Morgan Stanley Capital Services, Inc.
(q)	Counterparty is Bank of America, N.A.
(r)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(s)	A portion of this security has been pledged as collateral for open forward foreign currency contracts, swap agreements, interest rate swaptions and as initial margin for open futures contracts.

(t)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(u)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts, swap agreements and interest rate swaptions.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of Rule 144A holdings amounted to $233,033,768 or 19.0% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
HUF	Hungarian Forint
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar

Swap Agreements

The Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that the Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At March 31, 2014, the Fund had the following open bilateral credit default swap agreements:

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)		Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Buy Protection
Bank of America, N.A.	iTraxx Europe Crossover Series 18, 5-Year	(5.00%)	12/20/2017	3,797,500	*	$70,865	$(627,521)	$(698,386)	$(8,727)
Bank of America, N.A.	Republic of Brazil	(1.00%)	6/20/2019	24,550,000		958,008	833,795	(124,213)	(8,183)
Deutsche Bank AG	Republic of Venezuela	(5.00%)	6/20/2019	5,650,000		1,423,637	1,481,756	58,119	(9,417)

Total							$1,688,030	$(764,480)	$(26,327)

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Sell Protection
Credit Suisse International	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.	5.00%	6/20/2015	43.67%	$5,300,000	$(326,275)	$(1,669,500)	$(1,343,225)	$8,833

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
*	Notional value denominated in euros.
^	Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	4/03/2014	Australian Dollar	13,500,000	$12,519,043	$481,863
Sell[1]	4/28/2014	Brazilian Real	46,200,000	20,224,276	(395,099)
Buy[1]	4/25/2014	Chilean Peso	6,900,000,000	12,551,571	300,150
Sell[1]	4/03/2014	Euro	12,000,000	16,531,759	(74,623)

Sell[1]	4/15/2014	Euro	9,845,000	13,562,576	111,647
Sell[1]	4/28/2014	Euro	2,200,000	3,030,658	10,473
Buy[2]	4/11/2014	Indian Rupee	753,000,000	12,582,768	318,924
Sell[1]	4/30/2014	Mexican Peso	491,200,000	37,542,801	(56,634)
Sell[1]	4/03/2014	New Zealand Dollar	14,500,000	12,582,787	(487,612)
Sell[3]	4/10/2014	New Zealand Dollar	8,860,000	7,684,085	(180,666)
Buy[1]	4/07/2014	Polish Zloty	76,000,000	25,125,850	111,861
Sell[1]	4/07/2014	Polish Zloty	76,000,000	25,125,850	(1,103,344)
Sell[1]	4/07/2014	Swiss Franc	2,156,000	2,438,873	(8,339)

Total					$(971,399)

[1]	Counterparty is Credit Suisse International.
[2]	Counterparty is Barclays Bank PLC.
[3]	Counterparty is Citibank, N.A.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund is reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	6/20/2014	660	$61,531,800	$(31,291)
EURO STOXX 50®	6/20/2014	220	9,395,570	(249,034)
German Euro Bund	6/06/2014	388	76,640,629	26,905
Nikkei 225™	6/12/2014	102	7,576,050	(86,788)
5 Year U.S. Treasury Note	6/30/2014	228	27,121,912	(40,204)
10 Year U.S. Treasury Note	6/19/2014	157	19,389,500	(29,725)
30 Year U.S. Treasury Bond	6/19/2014	82	10,923,937	(97,525)

Total				$(507,662)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$10,961,890	$6,263,182	(a)	$17,225,072
Commercial Mortgage-Backed Securities	—	45,314,910	2,297,298	(a)	47,612,208
All Other Non-Convertible Bonds*	—	650,354,463	—		650,354,463

Total Non-Convertible Bonds	—	706,631,263	8,560,480		715,191,743

Convertible Bonds*	—	51,227,116	—		51,227,116

Total Bonds and Notes	—	757,858,379	8,560,480		766,418,859

Senior Loans*	—	253,159,698	—		253,159,698
Common Stocks*	64,031,329	—	—		64,031,329
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—	2,210,533	—		2,210,533
REITs—Mortgage	—	4,332,763	—		4,332,763
All Other Convertible Preferred Stocks*	27,575,955	—	—		27,575,955
Non-Convertible Preferred Stocks
Media Cable	—	4,080,400	—		4,080,400
All Other Non-Convertible Preferred Stocks*	18,465,556	—	—		18,465,556

Total Preferred Stocks	46,041,511	10,623,696	—		56,665,207

Exchange Traded Funds	12,017,117	—	—		12,017,117
Purchased Swaptions*	—	3,423,656	—		3,423,656
Purchased Options*	—	586,176	—		586,176
Short-Term Investments	—	70,759,459	—		70,759,459

Total Investments	122,089,957	1,096,411,064	8,560,480		1,227,061,501

Bilateral Credit Default Swap Agreements (unrealized appreciation)	—	58,119	—		58,119
Forward Foreign Currency Contracts (unrealized appreciation)	—	1,334,918	—		1,334,918
Futures Contracts (unrealized appreciation)	26,905	—	—		26,905

Total	$122,116,862	$1,097,804,101	$8,560,480		$1,228,481,443

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Swaptions*	$—	$(1,378,809)	$—	$(1,378,809)
Bilateral Credit Default Swap Agreements (unrealized depreciation)	—	(2,165,824)	—	(2,165,824)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(2,306,317)	—	(2,306,317)
Futures Contracts (unrealized depreciation)	(534,567)	—	—	(534,567)

Total	$(534,567)	$(5,850,950)	$—	$(6,385,517)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

A preferred stock valued at $2,290,849 was transferred from Level 1 to Level 2 during the period ended March 31, 2014. At March 31, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

A preferred stock valued at $1,378,651 was transferred from Level 2 to Level 1 during the period ended March 31, 2014. At March 31, 2014, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2013 and/or March 31, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Other	$1,703,269	$—	$844	$6,000	$4,705,613	$(152,544)	$—	$—	$6,263,182	$10,861
Airlines	6,428,650	—	155,058	(63,650)	—	(6,520,058)	—	—	—	—
Commercial Mortgage-Backed Securities	2,300,373	—	—	(3,075)	—	—	—	—	2,297,298	(3,075)

Total	$10,432,292	$—	$155,902	$(60,725)	$4,705,613	$(6,672,602)	$—	$—	$8,560,480	$7,786

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts, option contracts, swaptions and swap agreements.

The Fund seeks to achieve positive total returns over a full market cycle. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management techniques to mitigate downside risk. At times, the Fund expects to gain its investment exposure substantially through the use of derivatives, including forward foreign currency contracts, futures and option contracts, interest rate swaptions and swap agreements. During the period ended March 31, 2014, the Fund used forward foreign currency, futures and options contracts, swaptions and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts and interest rate swaptions to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended March 31, 2014, the Fund engaged in futures contracts for hedging purposes.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended March 31, 2014, the Fund engaged in forward foreign currency and option transactions for hedging purposes.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. During the period ended March 31, 2014, the Fund engaged in credit default swap transactions as a protection buyer to hedge its credit exposure.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the period ended March 31, 2014, the Fund engaged in futures and option transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund as of March 31, 2014:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Swap Agreements at value	Total
Over-the-counter asset derivatives
Interest rate contracts	$3,423,656	$—	$—	$—	$3,423,656
Foreign exchange contracts	586,176	1,334,918	—	—	1,921,094
Credit contracts	—	—	—	2,315,551	2,315,551

Total over-the-counter asset derivatives	$4,009,832	$1,334,918	$—	$2,315,551	$7,660,301

Exchange traded/centrally cleared asset derivatives
Interest rate contracts	$—	$—	$26,905	$—	$26,905

Total exchange traded/centrally cleared asset derivatives	$—	$—	$26,905	$—	$26,905

Total asset derivatives	$4,009,832	$1,334,918	$26,905	$2,315,551	$7,687,206

Liabilities	Swaptions written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Swap Agreements at value	Total
Over-the-counter liability derivatives
Interest rate contracts	$(1,378,809)	$—	$—	$—	$(1,378,809)
Foreign exchange contracts	—	(2,306,317)	—	—	(2,306,317)
Credit contracts	—	—	—	(2,297,021)	(2,297,021)

Total over-the-counter liability derivatives	$(1,378,809)	$(2,306,317)	$—	$(2,297,021)	$(5,982,147)

Exchange traded/centrally cleared liability derivatives
Interest rate contracts	$—	$—	$(167,454)	$—	$(167,454)
Equity contracts	—	—	(367,113)	—	(367,113)

Total exchange traded/centrally cleared liability derivatives	$—	$—	$(534,567)	$—	$(534,567)

Total liability derivatives	$(1,378,809)	$(2,306,317)	$(534,567)	$(2,297,021)	$(6,516,714)

[1]	Represents purchased options/swaptions, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, options, interest rate swaptions, and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of March 31, 2014, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Credit Suisse International	$(2,779,157)	$3,614,520

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to the Fund from counterparty default should be limited to the extent the Fund is under collateralized for over-the-counter derivatives; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin for future contracts or as collateral for over-the-counter derivatives may be subject to bankruptcy court proceedings. As of March 31, 2014, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $20,023,573 and the amount of loss that the Fund would incur after taking into account master netting arrangements pursuant to ISDA agreements is $11,168,995.

These amounts include cash and U.S. government and agency securities received as collateral of $3,440,453. U.S. government and agency securities received as collateral are valued in accordance with the Fund’s valuation policies and are recorded on the Fund’s books and records.

Industry Summary at March 31, 2014 (Unaudited)

ABS Home Equity	12.8%
Treasuries	6.6
Banking	5.4
Technology	5.3
Automotive	4.5
Pharmaceuticals	3.9
Commercial Mortgage-Backed Securities	3.9
ABS Credit Card	3.0
Chemicals	2.7
Healthcare	2.7
Financial Other	2.5
Wirelines	2.4
Food & Beverage	2.4
Industrial Other	2.3
ABS Car Loan	2.2
Other Investments, less than 2% each	31.8
Short-Term Investments	5.8

Total Investments	100.2
Other assets less liabilities (including open written swaptions, swap agreements, forward foreign currency contracts and futures contracts)	(0.2)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2014 (Unaudited)

McDonnell Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 92.6% of Net Assets
Municipals – 92.6%
	Arizona – 3.5%
$300,000	Phoenix Civic Improvement, Corporate Excise Tax Revenue, Series A, 5.000%, 7/01/2024	$342,111
400,000	Pima County Sewer System Revenue, Series A, 5.000%, 7/01/2022	469,192

		811,303

	California – 7.5%
250,000	Alameda Corridor Transportation Authority Revenue, Senior Lien, Refunding, Series A, 5.000%, 10/01/2024	285,935
380,000	Bay Area Water Supply & Conservation Agency Revenue, Series A, 5.000%, 10/01/2024	447,059
500,000	Kern High School District, GO, Refunding, 5.000%, 8/01/2023	583,920
400,000	Tehachapi Valley Healthcare District, GO, 5.000%, 11/01/2025	454,384

		1,771,298

	Colorado – 7.2%
260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033	287,576
400,000	Colorado State Health Facilities Authority Revenue, Craig Hospital Project, 5.000%, 12/01/2028	429,016
400,000	Denver City & County School District No. 1, GO, Series B, (State Aid Withholding), 5.000%, 12/01/2026	457,980
450,000	University of Colorado Revenue, Refunding, Series B, 5.000%, 6/01/2019	528,907

		1,703,479

	Connecticut – 3.5%
375,000	Connecticut State Health & Educational Facility Authority Revenue, Yale-New Haven Hospital, Series N, 5.000%, 7/01/2024	428,306
375,000	State of Connecticut Special Tax Revenue, Second Lien, Transportation Infrastructure, Refunding, Series 1, 5.000%, 2/01/2016	406,166

		834,472

	Florida – 9.4%
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	551,665
250,000	Florida State Board of Education, GO, Capital Outlay 2011, Refunding, Series B, 5.000%, 6/01/2015	264,090
400,000	Florida State Board of Governors, University System Improvement Revenue, Refunding, Series A, 5.000%, 7/01/2018	457,708
400,000	Orlando & Orange County Expressway Authority Revenue, Refunding, 5.000%, 7/01/2023	458,032
400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	475,492

		2,206,987

Principal Amount	Description	Value (†)
Municipals – continued
	Georgia – 3.6%
$500,000	Municipal Electric Authority of Georgia Revenue, Series B, 5.000%, 1/01/2021	$577,120
250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	278,520

		855,640

	Hawaii – 1.9%
400,000	Honolulu City and County, GO, Series B, 5.000%, 8/01/2016	441,208

	Illinois – 3.6%
370,000	Illinois Finance Authority Revenue, Children’s Memorial Hospital, Series B, 5.500%, 8/15/2028	404,410
100,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2021	113,070
320,000	Illinois State Toll Highway Authority Revenue, Senior Priority, Series A, (AGM insured), 5.000%, 1/01/2017	339,082

		856,562

	Kentucky – 1.4%
275,000	Louisville & Jefferson County, Metropolitan Government Revenue, Jewish Hospital St. Mary’s Healthcare, Prerefunded 02/01/2018@100, 6.125%, 2/01/2037	327,907

	Massachusetts – 0.7%
150,000	Massachusetts State Development Finance Agency Revenue, Massachusetts College of Pharmacy Allied Health Science, Series F, 4.000%, 7/01/2018	165,428

	Michigan – 2.5%
545,000	State of Michigan, GO, Prerefunded 11/01/2015@100, Series A, (NATL-RE insured), 5.000%, 11/01/2018	586,186

	Minnesota – 3.6%
250,000	Minneapolis-St. Paul Metropolitan Airports Commission Revenue, Refunding, 5.000%, 1/01/2017	277,577
300,000	Minnesota State Higher Education Facilities Authority Revenue, University of St. Thomas, Series 7-U, 5.000%, 4/01/2017	331,098
200,000	Northern Municipal Power Agency, Electric System Revenue, Series A, 5.000%, 1/01/2023	229,066

		837,741

	Missouri – 2.3%
500,000	Southeast Missouri State University Revenue, Series A, 5.000%, 4/01/2016	540,225

	New Jersey – 8.1%
400,000	New Jersey Economic Development Authority Revenue, School Facilities Construction, Prerefunded 03/01/2015@100, Series O, 5.125%, 3/01/2030	418,000
265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtual Health, Inc., 5.000%, 7/01/2023	298,827

Principal Amount	Description	Value (†)
Municipals – continued
	New Jersey – continued
$580,000	New Jersey State Transportation Trust Fund Authority Revenue, Prerefunded 06/15/2015@100, Series D, (AGM Insured), 5.000%, 6/15/2019	$613,350
500,000	Rutgers The State University of New Jersey, Refunding, Series J, 5.000%, 5/01/2024	587,190

		1,917,367

	New York – 1.7%
350,000	New York State Dormitory Authority Revenue, Mental Health Services Facility Improvements, (State Appropriation), 5.000%, 2/15/2017	388,937

	Ohio – 6.8%
400,000	American Municipal Power Revenue, Hydroelectric Projects, Refunding, Series CA, (AGM insured), 5.000%, 2/15/2021	448,212
500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023	601,480
500,000	Ohio State Higher Educational Facility Commission Revenue, University of Dayton, 5.000%, 12/01/2030	541,985

		1,591,677

	Pennsylvania – 4.9%
335,000	Delaware County Authority Revenue, Villanova University, 5.000%, 8/01/2019	383,719
285,000	Delaware River Joint Toll Bridge Commission Revenue, Refunding, Series A, 4.000%, 7/01/2027	292,034
450,000	Philadelphia Airport Revenue, Refunding, Series D, AMT, 5.000%, 6/15/2016	488,754

		1,164,507

	Rhode Island – 2.5%
500,000	Rhode Island Clean Water Finance Agency, Series A, 5.000%, 10/01/2024	591,155

	South Dakota – 2.0%
465,000	Sioux Falls Sales Tax Revenue, Series A-1, 4.750%, 11/15/2036	481,210

	Texas – 9.4%
250,000	Corpus Christi Utility System Revenue, Junior Lien Improvement, 5.000%, 7/15/2021	288,135
400,000	Garland, GO, Refunding, (AGM insured), 5.000%, 2/15/2016	432,776
500,000	Harris County Health Facilities Development Corp. Revenue, Memorial Hermann Healthcare System, Prerefunded 12/01/2018@100, Series B, 7.125%, 12/01/2031	633,375
350,000	State of Texas Water Financial Assistance, GO, Series B, 5.000%, 8/01/2022	410,802
400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024	454,692

		2,219,780

	Utah – 1.2%
250,000	Utah State Transit Authority Sales Tax Revenue, Refunding, 5.000%, 6/15/2024	282,220

Principal Amount	Description	Value (†)
Municipals – continued
	Washington – 5.3%
$500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	$531,930
400,000	Port of Seattle Special Facility Revenue, Refunding, AMT, SEATAC Fuel Facility LLC, 5.000%, 6/01/2020	453,340
250,000	Spokane County, GO, Limited Tax, Refunding, 4.000%, 12/01/2014	256,375

		1,241,645

	Total Bonds and Notes (Identified Cost $21,921,584)	21,816,934

Short-Term Investments – 6.2%
1,478,591	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $1,478,591 on 4/01/2014 collateralized by $1,525,000 U.S. Treasury Note, 1.375% due 9/30/2018 valued at $1,509,750 including accrued interest(b) (Identified Cost $1,478,591)	1,478,591

	Total Investments – 98.8% (Identified Cost $23,400,175)(a)	23,295,525
	Other assets less liabilities – 1.2%	271,032

	Net Assets – 100.0%	$23,566,557

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2014, the net unrealized depreciation on investments based on a cost of $23,400,175 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$179,374
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(284,024)

Net unrealized depreciation	$(104,650)

At December 31, 2013, the Fund had a short-term capital loss carryforward of $342,616 with no expiration date and a long term capital loss carryforward of $5,710 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
GO	General Obligation
NATL-RE	National Public Finance Guarantee Corporation

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes *	$—	$21,816,934	$—	$21,816,934
Short-Term Investments	—	1,478,591	—	1,478,591

Total	$—	$23,295,525	$—	$23,295,525

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2014, there were no transfers among Levels 1, 2 and 3.

Holdings Summary at March 31, 2014 (Unaudited)

Medical	17.3%
Higher Education	15.6
General Obligation	12.8
General	11.3
Water	10.7
Transportation	7.7
School District	4.4
Power	4.3
Utilities	3.4
Airport	3.3
Education	1.8
Short-Term Investments	6.2

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2014 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)
Common Stocks – 96.5% of Net Assets
	Aerospace & Defense – 1.2%
77,525	B/E Aerospace, Inc.(b)	$6,728,395

	Auto Components – 2.4%
121,950	Delphi Automotive PLC	8,275,527
100,125	Tenneco, Inc.(b)	5,814,259

		14,089,786

	Banks – 8.4%
143,750	CIT Group, Inc.	7,046,625
406,200	Fifth Third Bancorp	9,322,290
744,575	First Niagara Financial Group, Inc.	7,036,234
885,075	Huntington Bancshares, Inc.	8,824,198
219,650	PacWest Bancorp	9,447,146
676,725	Regions Financial Corp.	7,518,415

		49,194,908

	Capital Markets – 1.2%
205,125	SEI Investments Co.	6,894,251

	Chemicals – 2.4%
52,500	Airgas, Inc.	5,591,775
113,050	FMC Corp.	8,655,108

		14,246,883

	Commercial Services & Supplies – 0.8%
162,325	KAR Auction Services, Inc.	4,926,564

	Communications Equipment – 1.7%
391,675	CommScope Holding Co., Inc.(b)	9,666,539

	Construction & Engineering – 1.7%
264,075	Quanta Services, Inc.(b)	9,744,367

	Consumer Finance – 1.2%
125,175	Portfolio Recovery Associates, Inc.(b)	7,242,626

	Containers & Packaging – 5.7%
238,225	Crown Holdings, Inc.(b)	10,658,186
1,050,625	Graphic Packaging Holding Co.(b)	10,674,350
209,975	Owens-Illinois, Inc.(b)	7,103,454
72,675	Packaging Corp. of America	5,114,140

		33,550,130

	Energy Equipment & Services – 2.9%
184,125	Atwood Oceanics, Inc.(b)	9,278,059
247,100	Superior Energy Services, Inc.	7,600,796

		16,878,855

	Food & Staples Retailing – 1.0%
891,550	Rite Aid Corp.(b)	5,590,019

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – 0.9%
160,700	Alere, Inc.(b)	$5,520,045

	Health Care Providers & Services – 3.8%
247,100	Community Health Systems, Inc.(b)	9,678,907
242,275	HCA Holdings, Inc.(b)	12,719,437

		22,398,344

	Health Care Technology – 1.7%
397,325	MedAssets, Inc.(b)	9,817,901

	Household Durables – 2.5%
68,650	Harman International Industries, Inc.	7,304,360
177,650	Lennar Corp., Class A	7,038,493

		14,342,853

	Household Products – 0.6%
40,375	Spectrum Brands Holdings, Inc.	3,217,888

	Insurance – 5.8%
299,600	First American Financial Corp.	7,954,380
287,500	Hartford Financial Services Group, Inc. (The)	10,140,125
104,975	Reinsurance Group of America, Inc., Class A	8,359,159
189,775	Validus Holdings Ltd.	7,156,415

		33,610,079

	Internet & Catalog Retail – 1.5%
145,350	HSN, Inc.	8,681,756

	Internet Software & Services – 1.5%
120,325	IAC/InterActiveCorp	8,590,002

	IT Services – 5.7%
96,100	CACI International, Inc., Class A(b)	7,092,180
159,100	Fiserv, Inc.(b)	9,019,379
142,125	Global Payments, Inc.	10,106,509
240,650	Total System Services, Inc.	7,318,166

		33,536,234

	Machinery – 3.4%
72,675	Flowserve Corp.	5,693,359
108,200	Pentair Ltd. (Registered)	8,584,588
50,875	Snap-on, Inc.	5,773,295

		20,051,242

	Media – 1.5%
118,700	AMC Networks, Inc., Class A(b)	8,675,783

	Metals & Mining – 5.6%
155,850	Carpenter Technology Corp.	10,292,334
514,425	Constellium NV, Class A(b)	15,098,374
104,975	Reliance Steel & Aluminum Co.	7,417,533

		32,808,241

	Oil, Gas & Consumable Fuels – 3.2%
152,625	Gulfport Energy Corp.(b)	10,863,847

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
113,050	Noble Energy, Inc.	$8,031,072

		18,894,919

	Personal Products – 0.9%
182,500	Elizabeth Arden, Inc.(b)	5,385,575

	Pharmaceuticals – 3.3%
45,677	Actavis PLC(b)	9,402,611
76,786	Valeant Pharmaceuticals International, Inc.(b)	10,122,698

		19,525,309

	Road & Rail – 3.5%
218,050	Con-way, Inc.	8,957,494
429,625	Hertz Global Holdings, Inc.(b)	11,445,210

		20,402,704

	Semiconductors & Semiconductor Equipment – 4.9%
143,750	Avago Technologies Ltd.	9,258,937
372,275	Micron Technology, Inc.(b)	8,808,027
282,650	Skyworks Solutions, Inc.(b)	10,605,028

		28,671,992

	Software – 3.5%
130,025	Check Point Software Technologies Ltd.(b)	8,793,591
365,825	Nuance Communications, Inc.(b)	6,281,215
236,625	Rovi Corp.(b)	5,390,317

		20,465,123

	Specialty Retail – 4.1%
208,350	Abercrombie & Fitch Co., Class A	8,021,475
211,575	GNC Holdings, Inc., Class A	9,313,531
64,600	Signet Jewelers Ltd.	6,838,556

		24,173,562

	Technology Hardware, Storage & Peripherals – 2.2%
344,825	NCR Corp.(b)	12,603,354

	Textiles, Apparel & Luxury Goods – 1.5%
69,450	PVH Corp.	8,665,277

	Trading Companies & Distributors – 4.3%
313,325	HD Supply Holdings, Inc.(b)	8,193,449
294,750	MRC Global, Inc.(b)	7,946,460
94,475	United Rentals, Inc.(b)	8,969,456

		25,109,365

	Total Common Stocks (Identified Cost $458,817,594)	563,900,871

Closed-End Investment Companies – 1.5%
483,725	Ares Capital Corp. (Identified Cost $8,121,817)	8,523,235

Principal Amount	Description	Value (†)
Short-Term Investments – 3.3%
$19,492,397	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $19,492,397 on 4/01/2014 collateralized by $175,000 U.S. Treasury Note, 1.500% due 6/30/2016 valued at $179,156; $22,395,000 Federal National Mortgage Association, 3.250% due 12/27/2032 valued at $19,707,600 including accrued interest(c) (Identified Cost $19,492,397)	$19,492,397

	Total Investments – 101.3% (Identified Cost $486,431,808)(a)	591,916,503
	Other assets less liabilities – (1.3)%	(7,361,174)

	Net Assets – 100.0%	$584,555,329

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2014, the net unrealized appreciation on investments based on a cost of $486,431,808 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$110,119,827
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,635,132)

Net unrealized appreciation	$105,484,695

(b)	Non-income producing security.

(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$563,900,871	$—	$—	$563,900,871
Closed-End Investment Companies	8,523,235	—	—	8,523,235
Short-Term Investments	—	19,492,397	—	19,492,397

Total	$572,424,106	$19,492,397	$—	$591,916,503

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2014, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2014 (Unaudited)

Banks	8.4%
Insurance	5.8
Containers & Packaging	5.7
IT Services	5.7
Metals & Mining	5.6
Semiconductors & Semiconductor Equipment	4.9
Trading Companies & Distributors	4.3
Specialty Retail	4.1
Health Care Providers & Services	3.8
Software	3.5
Road & Rail	3.5
Machinery	3.4
Pharmaceuticals	3.3
Oil, Gas & Consumable Fuels	3.2
Energy Equipment & Services	2.9
Household Durables	2.5
Chemicals	2.4
Auto Components	2.4
Technology Hardware, Storage & Peripherals	2.2
Other Investments, less than 2% each	20.4
Short-Term Investments	3.3

Total Investments	101.3
Other assets less liabilities	(1.3)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2014

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 22, 2014